UNITED STATES.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders

December 31, 2023

SEMI ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 80 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2023

The investment objective for our tax-exempt municipal bond funds is to provide a steady stream of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a steady stream of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. We do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors that may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues used to pay debt service on issued bonds are received by state and local governments. Similarly, the performance of a government bond fund may be influenced by several factors including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six-month period ended December 31, 2023 (the “Reporting Period”), the economy grew at a solid pace. Real gross domestic product (“GDP”) increased at an annual rate of 4.9 percent in the third quarter, which was a substantial acceleration in growth from the first two quarters of the year. The economy continued to show signs of resiliency towards the end of the year with real GDP increasing at a 3.3 percent annual rate (advance estimate) in the fourth quarter.

Labor market conditions remained relatively tight during the Reporting Period. The seasonally adjusted national unemployment rate was 3.7 percent in December. The labor force participation rate was 62.5 percent in December. Average hourly earnings increased at a 4.1 percent annual rate in December.

Key measures of inflation remained elevated above the Federal Reserve’s (the “Fed”) two percent inflation target but showed considerable signs of improvement. The headline Consumer Price Index (“CPI”) increased at an annual rate of 3.4 percent in December. The core CPI (which excludes food and energy costs) increased at an annual rate of 3.9 percent in December. The Fed’s preferred inflation gauge, the core Personal Consumption Expenditure Index (PCE), increased at an annual rate of 2.9 percent in December.

The Federal Open Market Committee (FOMC) raised the fed funds target rate range 25 basis points at its meeting in July to 5.25% – 5.50%. The FOMC left the fed funds target range unchanged at its September, November, and December meetings. The Fed modified the language in its December post-meeting statement to note that that it will continue to monitor a range of data and developments to see if “any” additional policy firming is appropriate. Additionally, the Fed released its updated “dot plot” which revealed that it anticipates up to 75 basis points in rate cuts during 2024. The sudden change to a more dovish monetary policy stance caused bond markets to rally strongly in November and December. The positive performance posted by the municipal bond market in November was the second-best monthly return since 1981.

Tax-exempt yields on the short and long ends of the yield curve moved lower over the course of the Reporting Period with benchmark 10-year and 30-year AAA-rated tax-exempt yields decreasing by 28 and 7 basis points, respectively. Generally, for investment grade tax-exempt and taxable municipal bonds, longer-dated bonds outperformed shorter-dated bonds, and lower-rated (i.e., Baa-rated) bonds outperformed higher-rated bonds during the Reporting Period.

State and local fiscal conditions remain very sound with states continuing to benefit from strong tax collections and budget surpluses. According to data compiled by the National Association of State Budget Officers, general fund state spending, adjusted for inflation, grew by 7.0 percent in fiscal 2023 which was down slightly from 8.0 percent in fiscal 2022. On the revenue side, general fund collections slowed considerably from their recent highs, increasing 0.9 percent on a year-over-year basis. State rainy day reserve funds remain healthy with most states carrying above average balances.

Investment grade municipal bonds provided positive returns during the Reporting Period. The Bloomberg Municipal Bond Index (“Bloomberg Muni Index”) provided a total return, which includes prices changes plus interest, of 3.63 percent for the six-month period ended December 31, 2023. Taxable municipal bonds slightly outperformed tax-exempt bonds during the Reporting Period. The Bloomberg Taxable Municipal Bond Index (“Bloomberg Taxable Muni Index”) provided a total return of 3.90 percent. The Bloomberg U.S. Intermediate Government Bond Index (“Bloomberg Intermediate Government Bond Index”) provided a total return of 3.16 percent.

i

A discussion of the performance of each of our funds for the six-month period ended December 31, 2023, follows:

The Kentucky Tax-Free Income Series provided a total return of 3.21 percent during the period under review. The Kentucky Tax-Free Short-to-Medium Series provided a total return of 2.17 percent. Both the Kentucky Tax-Free Income Series and the Kentucky Tax-Free Short-to-Medium Series held fewer lower-rated bonds and had shorter durations (4.68 and 2.31 years, respectively) than the Bloomberg Muni Index (6.05 years) which contributed to their underperformance during the Reporting Period.

The Tennessee Tax-Free Income Series provided a total return of 2.84 percent during the period under review. The Tennessee Tax-Free Short-to-Medium Series provided a total return of 1.98 percent. Both the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series held fewer lower-rated bonds and had shorter durations (3.53 and 1.99 years, respectively) than the Bloomberg Muni Index (6.05 years) which contributed to their underperformance during the Reporting Period.

The North Carolina Tax-Free Income Series provided a total return of 2.85 percent during the period under review. The North Carolina Tax-Free Short-to-Medium Series provided a total return of 2.02 percent. Both the North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series held fewer lower-rated bonds and had shorter durations (3.87 and 2.23 years, respectively) than the Bloomberg Muni Index (6.05 years) which contributed to their underperformance during the Reporting Period.

The Alabama Tax-Free Income Series provided a total a total return of 3.45 percent during the period under review. The Alabama Tax-Free Income Series held fewer lower-rated bonds and had a shorter duration (4.40 years) than the Bloomberg Muni Index (6.05 years) which contributed to its underperformance during the Reporting Period.

The Mississippi Tax-Free Income Series provided a total return of 2.87 percent during the period under review. The Mississippi Tax-Free Income Series held fewer lower-rated bonds and had a shorter duration (3.60 years) than the Bloomberg Muni Index (6.05 years) which contributed to its underperformance during the Reporting Period.

The Intermediate Government Bond Series provided a total return of 2.91 percent during the period under review. The Intermediate Government Bond Series had a shorter duration (1.69 years) than the Bloomberg Intermediate Government Bond Index (3.69 years) which contributed to its underperformance during the Reporting Period.

The Taxable Municipal Bond Series provided a total return of 1.87 percent during the period under review. The Taxable Municipal Bond Series held fewer lower-rated bonds than the Bloomberg Taxable Muni Bond Index which contributed to its underperformance during the Reporting Period.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2023. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2023.	Unaudited

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	1.09%
Aa/AA	97.33%
A	1.58%

100.00%

COMPOSITION
% of Net Assets
School Improvement	21.38%
Public Facilities Revenue	19.18%
Prerefunded	18.35%
University Consolidated Education and Building Revenue	15.47%
Municipal Utility Revenue	13.13%
Refunding	3.89%
Miscellaneous Public Improvement	3.57%
Hospital and Healthcare Revenue	2.74%
Other Assets Less Liabilities	2.29%

100.00%

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	1.81%
Aa/AA	78.32%
A	19.58%
Not Rated	0.29%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	35.25%
School Improvement	23.22%
University Consolidated Education and Building Revenue	13.48%
Municipal Utility Revenue	8.53%
Public Facilities Revenue	5.19%
Hospital and Healthcare Revenue	4.45%
Turnpikes/Toll Road/Highway Revenue	2.91%
Prerefunded	1.80%
State and Local Mortgage/Housing Revenue	1.79%
Refunding	1.25%
Airport Revenue	0.68%
Ad Valorem Property	0.35%
Other Assets Less Liabilities	1.10%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	4.58%
Aa/AA	63.90%
A	31.52%

100.00%

COMPOSITION
% of Net Assets
School Improvement	15.29%
University Consolidated Education and Building Revenue	14.46%
Public Facilities Revenue	14.38%
Turnpikes/Toll Road/Highway Revenue	13.98%
Miscellaneous Public Improvement	11.68%
Municipal Utility Revenue	8.67%
Hospital and Healthcare Revenue	8.44%
State and Local Mortgage/Housing Revenue	4.43%
Ad Valorem Property	2.02%
Refunding	1.76%
Airport Revenue	1.55%
Other Assets Less Liabilities	3.34%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	6.53%
Aa/AA	87.33%
A	6.14%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	28.11%
School Improvement	13.30%
Miscellaneous Public Improvement	10.91%
Turnpikes/Toll Road/Highway Revenue	10.44%
Refunding	8.92%
Hospital and Healthcare Revenue	7.64%
State and Local Mortgage/Housing Revenue	6.48%
Municipal Utility Revenue	4.06%
Public Facilities Revenue	3.38%
Prerefunded	3.37%
Lease Revenue	2.52%
Other Assets Less Liabilities	0.87%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2023.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	4.95%
Aa/AA	79.67%
A	13.97%
Not Rated	1.41%

100.00%

COMPOSITION
% of Net Assets
School Improvement	20.83%
Public Facilities Revenue	14.93%
Municipal Utility Revenue	14.64%
University Consolidated Education and Building Revenue	11.22%
Prerefunded	9.28%
Refunding	7.16%
Hospital and Healthcare Revenue	6.18%
Miscellaneous Public Improvement	4.22%
Airport Revenue	4.09%
Turnpikes/Toll Road/Highway Revenue	3.51%
State and Local Mortgage/Housing Revenue	2.93%
Other Assets Less Liabilities	1.01%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	8.11%
Aa/AA	58.55%
A	31.61%
Not Rated	1.73%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	33.08%
Municipal Utility Revenue	14.02%
School Improvement	11.90%
Turnpikes/Toll Road/Highway Revenue	9.60%
Public Facilities Revenue	8.21%
Refunding	5.80%
Miscellaneous Public Improvement	5.29%
Hospital and Healthcare Revenue	4.30%
Prerefunded	3.61%
Lease Revenue	1.17%
Airport Revenue	0.89%
Other Assets Less Liabilities	2.13%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	1.38%
Aa/AA	77.43%
A	21.19%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	37.73%
School Improvement	11.69%
Hospital and Healthcare Revenue	10.09%
Prerefunded	7.04%
Miscellaneous Public Improvement	6.55%
Public Facilities Revenue	6.49%
State and Local Mortgage/Housing Revenue	5.62%
University Consolidated Education and Building Revenue	5.10%
Airport Revenue	4.03%
Refunding	2.75%
Other Assets Less Liabilities	2.91%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	89.49%
A	10.51%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	32.92%
Refunding	32.88%
School Improvement	15.90%
University Consolidated Education and Building Revenue	10.09%
Public Facilities Revenue	3.11%
Miscellaneous Public Improvement	1.08%
Other Assets Less Liabilities	4.02%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2023.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Home Loan Bank	73.49%
Federal Home Loan Mortgage Corporation	14.40%
Federal Farm Credit	9.78%
Other Assets Less Liabilities	2.33%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	90.05%
A	9.27%
Not Rated	0.68%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	24.27%
Public Facilities Revenue	16.23%
University Consolidated Education and Building Revenue	12.50%
Turnpikes/Toll Road/Highway Revenue	9.23%
Miscellaneous Public Improvement	6.88%
School Improvement	6.63%
Marina/Port Authority Revenue	6.36%
Hospital and Healthcare Revenue	5.46%
State and Local Mortgage/Housing Revenue	4.84%
Airport Revenue	2.28%
Prerefunded	0.65%
Other Assets Less Liabilities	4.67%

100.00%

*	Ratings by Moody's Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

SCHOOL IMPROVEMENT BONDS
21.38% of Net Assets
Athens AL Warrants	3.000%	05/01/2041	Aa3	$125,000	$108,618
Bibb County AL Board of Education Special Tax	4.000	04/01/2032	AA*	380,000	396,871
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	320,063
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	154,604
Elmore County AL Board of Education	4.000	08/01/2038	Aa3	250,000	256,163
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	225,925
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	218,785
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	228,273
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	312,403
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	326,209
Jefferson County AL Public Schools	4.000	02/01/2038	A1	165,000	167,297
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A1	250,000	253,578
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	220,295
Oxford AL Board of Education School Tax Warrants	4.000	05/01/2045	Aa3	350,000	351,936
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	211,664
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	284,450
Saint Clair AL Board of Education Special Tax School Warrants	5.000	02/01/2040	A1	125,000	139,383
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	224,773
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,041

					4,431,331
PUBLIC FACILITIES REVENUE BONDS
19.18% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	209,475
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	391,885
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,063
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,334
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,074
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	553,814
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	500,000	538,480
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	268,190
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	255,005
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	508,070
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	381,087
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	104,385
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	123,667
Saint Clair County AL Public Building Authority	4.000	02/01/2041	AA-*	250,000	253,263

					3,977,792
PREREFUNDED BONDS
18.35% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1	600,000	609,106
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	259,123
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	230,414
Jasper AL Warrants	5.000	03/01/2032	A1	450,000	451,746
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	308,777
Madison AL Warrants	5.000	04/01/2035	Aa3	350,000	359,552
Northport AL Warrants	5.000	08/01/2040	AA*	735,000	745,136
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	303,609
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	268,848
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	268,848

					3,805,159
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.47% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	348,501
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	258,768
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	385,426
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	255,875

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Troy University AL Facilities Revenue	4.000%	11/01/2032	A1	$300,000	$310,791
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	211,712
University of AL General Fee Revenue	5.000	09/01/2037	Aa3	250,000	269,868
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	467,798
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	541,910
University of South AL	5.000	04/01/2044	A1	150,000	157,910

					3,208,559
MUNICIPAL UTILITY REVENUE BONDS
13.13% of Net Assets
Athens AL Water & Sewer	4.000	05/01/2039	A1	200,000	204,148
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	101,621
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	253,218
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	254,538
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	227,349
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	406,276
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	252,305
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	377,507
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	200,718
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	242,546
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	201,790

					2,722,016
REFUNDING BONDS
3.89% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	266,135
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	540,575

					806,710
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.57% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	213,613
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	257,557
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	269,805

					740,975
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.74% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	550,000	568,716

Total Investments 97.71% of Net Assets (cost $20,739,685) (See footnote 6 for further explanation)					$20,261,258

Other assets in excess of liabilities 2.29%					475,013

Net Assets 100%					$20,736,271

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,261,258
Level 3	Significant Unobservable Inputs	—

$20,261,258

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $20,739,685)		$20,261,258
Cash		350,113
Receivable for fund shares sold		10,951
Interest receivable		234,565

Total assets		20,856,887
LIABILITIES:
Payable for:
Distributions to shareholders	74,709
Fund shares redeemed	5,456
Investment advisory fee	2,092
Transfer agent fee	6,520
Printing expense	12,592
Compliance fees	5,020
Audit fees	2,492
Trustees fees	1,948
Professional fees	1,075
Custodian fee	612
Accrued expenses	8,100

Total liabilities		120,616

NET ASSETS:
Paid-in capital		21,611,671
Total accumulated loss		(875,400)

Total Net Assets		$20,736,271

NET ASSET VALUE, offering price and redemption price per share (1,782,184 shares outstanding; unlimited number of shares authorized; no par value)		$11.64

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023

Net investment income:
Interest income	$346,433

Expenses:
Investment advisory fee	52,408
Transfer agent fee	15,594
Printing expense	5,192
Custodian fee	4,380
Pricing fees	3,864
Compliance fees	3,630
Professional fees	3,460
Trustees fees	1,609
Other expenses	4,692

Total expenses	94,829
Fees waived by Adviser (Note 2)	(21,188)
Custodian fee reduction (Note 7)	(16)

Net expenses	73,625

Net investment income	272,808

Realized and unrealized gain/(loss) on investments:
Net realized loss	(88,619)
Net change in unrealized appreciation/depreciation	472,262

Net realized and unrealized gain on investments	383,643

Net increase in net assets resulting from operations	$656,451

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2023 and the year ended June 30, 2023	UNAUDITED

	Six Months Ended 12/31/2023	Year Ended 6/30/2023
Operations:
Net investment income	$272,808	$581,380
Net realized loss on investments	(88,619)	(308,354)
Net change in unrealized appreciation/depreciation	472,262	(66,438)

Net increase in net assets resulting from operations	656,451	206,588
Total distributions (Note 6)	(272,808)	(594,975)
Net Fund share transactions (Note 4)	(1,427,265)	(3,592,740)

Total decrease	(1,043,622)	(3,981,127)
Net assets:
Beginning of period	21,779,893	25,761,020

End of period	$20,736,271	$21,779,893

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2023		For the years ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.40		$11.57	$12.86	$12.78	$12.43	$12.08

Income from investment operations:
Net investment income	0.15		0.28	0.27	0.29	0.33	0.34
Net gains/(losses) on investments (c)	0.24		(0.16)	(1.29)	0.08	0.35	0.35

Total from investment operations	0.39		0.12	(1.02)	0.37	0.68	0.69
Less distributions:
Distributions from net investment income	(0.15)		(0.28)	(0.27)	(0.29)	(0.33)	(0.34)
Distributions from capital gains	0.00		(0.01)	0.00 (b)	0.00	0.00	0.00

Total distributions	(0.15)		(0.29)	(0.27)	(0.29)	(0.33)	(0.34)

Net asset value, end of period	$11.64		$11.40	$11.57	$12.86	$12.78	$12.43

Total return	3.45%	(d)	1.08%	(8.03)%	2.93%	5.49%	5.80%
Net assets, end of period (in thousands)	$20,736		$21,780	$25,761	$28,209	$27,354	$26,154
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.91%	(e)	0.93%	0.87%	0.80%	0.82%	0.84%
Ratio of net investment income to average net assets	2.62%	(e)	2.49%	2.19%	2.26%	2.58%	2.79%
Portfolio turnover	3.79%	(d)	4.46%	2.55%	13.38%	6.98%	16.54%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
35.25% of Net Assets
KY Association of Counties	4.000%	02/01/2029	AA-*	$240,000	$252,751
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	426,638
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	282,068
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	429,429
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	444,331
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	713,391
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	469,867
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	482,959
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	758,775
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	494,500
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,203,043
KY Association of Counties	4.000	02/01/2038	AA-*	1,045,000	1,066,329
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	522,825
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,010,120
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	546,889
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	617,837
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	564,671
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	595,928
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,146,280
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,104,474
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,526,906
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	518,893
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	904,590
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	534,166
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	974,014
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,029,244
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	889,008
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,118,672
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	889,201
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,164,075
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	905,913
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	919,571
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	886,057
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	926,744
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	935,193
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	907,512
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	872,510
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	929,223
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	362,359
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	366,253
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	379,382
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	894,740
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,111,076
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,206,125
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,311,178
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	987,403
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	2,762,702
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,161,000
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,102,593
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,443,014
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,014,758
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,335,240
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,563,541
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,032,350
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	1,952,212
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	3,796,730

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #112	5.000%	11/01/2028	A1	$265,000	$281,539
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	8,681,810
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,238,226
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	4,857,662
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	14,857,521
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	15,387,030
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,285,450
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,410,265
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	3,934,987
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,801,837
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,232,459
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,404,304
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,619,721
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,031,280
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	789,097
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	10,871,300
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	10,803,400
KY State Property & Building #119	5.000	05/01/2037	A1	500,000	537,430
KY State Property & Building #122	4.000	11/01/2035	A1	500,000	515,970
KY State Property & Building #122	4.000	11/01/2036	A1	750,000	768,210
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	691,389
KY State Property & Building #122	4.000	11/01/2038	A1	5,345,000	5,408,125
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	9,739,190
KY State Property & Building #126	5.000	05/01/2039	A1	2,500,000	2,799,775
KY State Property & Building #126	5.000	05/01/2040	A1	845,000	941,769
KY State Property & Building #126	5.000	05/01/2041	A1	6,135,000	6,799,973
KY State Property & Building #126	5.000	05/01/2042	A1	2,000,000	2,207,640
KY State Property & Building #126	4.000	05/01/2042	A1	1,980,000	2,000,929
KY State Property & Building #127	5.250	06/01/2040	A1	10,000,000	11,321,300
KY State Property & Building #127	5.250	06/01/2041	A1	8,745,000	9,859,550
KY State Property & Building #127	5.250	06/01/2042	A1	15,975,000	17,924,270
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,812,368

					271,563,029
SCHOOL IMPROVEMENT BONDS
23.22% of Net Assets
Adair County KY School District Finance Corporation	4.250	09/01/2040	A1	1,840,000	1,905,743
Adair County KY School District Finance Corporation	4.250	09/01/2042	A1	1,270,000	1,306,817
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	A1	1,495,000	1,512,462
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	A1	1,525,000	1,529,636
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	1,939,083
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,265,281
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,344,093
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,423,740
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	A1	3,085,000	3,091,324
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	A1	2,500,000	2,506,850
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,860,932
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,040,282
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,116,543
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	A1	575,000	583,395
Butler County KY School District Finance Corporation	4.000	03/01/2037	A1	360,000	371,650
Butler County KY School District Finance Corporation	4.250	03/01/2040	A1	755,000	777,575
Christian County KY School District Finance Corporation	4.500	10/01/2042	A1	3,555,000	3,810,036
Christian County KY School District Finance Corporation	4.500	10/01/2043	A1	3,605,000	3,845,273
Christian County KY School District Finance Corporation	4.500	10/01/2048	A1	2,000,000	2,076,740
Clark County KY School District Finance Corporation	4.000	03/01/2039	A1	3,090,000	3,159,000
Clark County KY School District Finance Corporation	4.000	03/01/2040	A1	1,475,000	1,497,597
Clay County KY School DistrictFinance Corporation	4.250	09/01/2042	A1	1,500,000	1,522,515
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	A1	490,000	494,381

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Fayette County KY School District Finance Corporation	5.000%	08/01/2028	Aa3	$1,330,000	$1,377,228
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,756,556
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	10,973,120
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	9,053,800
Glasgow KY School District Finance Corporation	3.000	02/01/2042	A1	1,820,000	1,555,518
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	651,682
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	A1	560,000	574,358
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	A1	260,000	268,284
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	271,162
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,001,120
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,052,327
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,182,456
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,426,155
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,194,824
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	5,444,673
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,589,355
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,250,781
Jefferson County KY School District Finance Corporation	3.000	12/01/2035	Aa3	11,140,000	10,674,346
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,161,168
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	6,470,000	5,870,684
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	4,385,000	3,939,440
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,722,914
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,241,871
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,281,556
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,322,347
Kenton County KY School District Finance Corporation	3.000	12/01/2040	A1	1,965,000	1,698,684
Kenton County KY School District Finance Corporation	3.000	12/01/2041	A1	2,025,000	1,746,502
Marion County KY School District Finance Corporation	4.000	04/01/2038	A1	1,000,000	1,026,440
Marion County KY School District Finance Corporation	4.000	04/01/2040	A1	1,190,000	1,204,661
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,252,832
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,286,164
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,424,240
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	999,053
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,599,655
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	A1	1,000,000	1,007,610
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	A1	605,000	595,362
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,361,854
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,471,003
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,283,500
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,528,425
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,445,719
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,997,540
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	2,036,522
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,319,494
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,033,030
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	2,048,600
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	A1	490,000	494,150
Woodford County KY School District Finance Corporation	5.000	08/01/2038	A1	1,650,000	1,864,847
Woodford County KY School District Finance Corporation	5.000	08/01/2039	A1	350,000	393,341

					178,937,901
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.48% of Net Assets
Boyle County KY Centre College	5.000	06/01/2037	A3	2,865,000	3,017,533
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	A3	2,000,000	2,216,400
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,452,708
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,736,289

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Bond Development Corporation Educational Facilities Centre College	5.000%	06/01/2035	A3	$2,165,000	$2,335,580
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,036,540
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,414,906
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	206,086
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3	860,000	755,347
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	1,405,000	1,205,982
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3	2,545,000	2,548,181
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	4,400,000	4,320,712
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	2,947,719
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,097,466
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,253,801
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,041,258
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	4,464,713
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	2,919,075
Murray State University	5.000	03/01/2032	A1	2,220,000	2,268,085
Murray State University	3.000	09/01/2037	A1	1,310,000	1,169,175
Murray State University	3.000	09/01/2039	A1	1,390,000	1,221,824
Murray State University	3.000	09/01/2041	A1	1,470,000	1,256,394
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	928,330
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,060,739
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	4,758,699
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,790,823
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	5,645,312
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,382,200
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	11,006,642
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	5,577,560
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,313,918
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,339,670
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,374,833
Western KY University	4.000	09/01/2034	A1	575,000	588,599
Western KY University	4.000	09/01/2035	A1	595,000	607,537
Western KY University	4.000	09/01/2036	A1	620,000	630,354

					103,890,990
MUNICIPAL UTILITY REVENUE BONDS
8.53% of Net Assets
KY Rural Water Finance Corporation	4.500	02/01/2024	AA-*	880,000	880,317
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	236,263
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	363,910
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,097
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	271,426
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	261,204
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	419,045
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	429,716
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,009,870
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,270,296
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,810,368
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,285,388
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,044,775
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	2,844,779
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,303,500

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	3.000%	05/15/2044	Aa3	$21,515,000	$18,373,595
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	2,082,574
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	343,941
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	344,284
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	352,162
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	355,882
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	366,820
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	367,414
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	374,717
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	250,785
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	280,940
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	311,677
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	204,320
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	329,969
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	414,514
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,142,126
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,214,801
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,977,456
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,140,959
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	794,544

					65,749,434
PUBLIC FACILITIES REVENUE BONDS
5.19% of Net Assets
Bath County KY Public Properties	4.625	06/01/2045	A1	1,040,000	1,093,914
Bath County KY Public Properties	4.625	06/01/2046	A1	1,090,000	1,144,762
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,394,072
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,171,280
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,563,660
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,406,741
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,688,183
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,321,000
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	7,720,512
KY State Certificate of Participation	4.000	04/15/2048	A1	1,000,000	969,680
Laurel County KY General Obligation	4.000	05/01/2031	A2	1,295,000	1,335,391
Laurel County KY General Obligation	4.000	05/01/2034	A2	1,440,000	1,481,688
Laurel County KY General Obligation	4.000	05/01/2035	A2	1,495,000	1,535,888
Laurel County KY General Obligation	4.000	05/01/2036	A2	1,555,000	1,592,553
Laurel County KY General Obligation	4.000	05/01/2037	A2	1,620,000	1,649,354
Laurel County KY General Obligation	4.000	05/01/2038	A2	1,680,000	1,702,478
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	Aa3	2,325,000	2,386,008
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	A1	1,180,000	1,199,222
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,075,561
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	789,384
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	794,055

					40,015,386
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.45% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,853,006
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,418,287
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,221,972
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,411,615
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,226,013
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,869,789
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	7,066,574
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	1,000,000	992,710
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,986,362
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,206,440

					34,252,768

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.91% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000%	07/01/2029	Aa3	$4,000,000	$4,212,480
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,354,805
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	1,912,836
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	1,120,000	1,180,334
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	429,464
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	534,245
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa3	1,100,000	1,233,518
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa3	3,255,000	3,627,079
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa3	2,250,000	2,493,000
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa3	3,555,000	3,926,533
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa3	1,400,000	1,540,476

					22,444,770
PREREFUNDED BONDS
1.80% of Net Assets
Frankfort KY Electric & Water	4.750	12/01/2034	NR	695,000	706,287
Frankfort KY Electric & Water	4.750	12/01/2035	NR	725,000	736,774
Frankfort KY Electric & Water	4.750	12/01/2036	NR	760,000	772,342
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	352,576
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	3,815,000	3,833,312
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	7,430,496

					13,831,787
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
1.79% of Net Assets
KY Housing	4.250	01/01/2034	Aaa	250,000	265,203
KY Housing	4.300	07/01/2034	Aaa	325,000	349,180
KY Housing	4.350	01/01/2035	Aaa	310,000	326,439
KY Housing	4.350	07/01/2035	Aaa	605,000	635,728
KY Housing	4.400	07/01/2038	Aaa	3,005,000	3,148,339
KY Housing	4.700	07/01/2043	Aaa	3,500,000	3,662,295
KY Housing	4.800	07/01/2048	Aaa	5,200,000	5,406,127

					13,793,311
REFUNDING BONDS
1.25% of Net Assets
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	465,710
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	479,265
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	478,773
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	405,506
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	2,783,827
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	5,032,308

					9,645,389
AIRPORT REVENUE BONDS
0.68% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	251,088
Kenton County Airport	5.000	01/01/2034	A1	275,000	305,245
Kenton County Airport	5.000	01/01/2035	A1	300,000	331,956
Kenton County Airport	5.000	01/01/2036	A1	325,000	357,539
Kenton County Airport	5.000	01/01/2037	A1	250,000	273,200
Kenton County Airport	5.000	01/01/2038	A1	500,000	542,285
Kenton County Airport	5.000	01/01/2039	A1	500,000	540,120
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,666,075

					5,267,508

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
0.35% of Net Assets
Henderson KY	3.000%	09/01/2042	Aa3	$845,000	$733,545
Henderson KY	3.000	09/01/2043	Aa3	870,000	745,842
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,218,745

					2,698,132
Total Investments 98.90% of Net Assets (cost $773,977,541) (See footnote 6 for further explanation)					$762,090,405

Other assets in excess of liabilities 1.10%					8,489,890

Net Assets 100%					$770,580,295

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	762,090,405
Level 3	Significant Unobservable Inputs	—

$762,090,405

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $773,977,541)		$762,090,405
Cash		3,149,949
Receivable for fund shares sold		165,378
Interest receivable		8,182,768

Total assets		773,588,500
LIABILITIES:
Payable for:
Distributions to shareholders	2,016,609
Fund shares redeemed	472,377
Investment advisory fee	258,857
Transfer agent fee	78,593
Audit fees	66,754
Trustees fees	28,667
Custodian fee	24,618
Professional fees	21,281
Accrued expenses	40,449

Total liabilities		3,008,205

NET ASSETS:
Paid-in capital		793,685,556
Total accumulated loss		(23,105,261)

Total Net Assets		$770,580,295

NET ASSET VALUE, offering price and redemption price per share (105,345,586 shares outstanding; unlimited number of shares authorized; no par value)		$7.31

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023

Net investment income:
Interest income	$12,870,838

Expenses:
Investment advisory fee	1,536,192
Transfer agent fee	466,909
Professional fees	157,571
Trustees fees	59,243
Custodian fee	48,970
Registration fees	22,930
Pricing fees	16,560
Other expenses	67,918

Total expenses	2,376,293
Custodian fee reduction (Note 7)	(183)

Net expenses	2,376,110

Net investment income	10,494,728

Realized and unrealized gain/(loss) on investments:
Net realized loss	(1,546,433)
Net change in unrealized appreciation/depreciation	15,266,065

Net realized and unrealized gain on investments	13,719,632

Net increase in net assets resulting from operations	$24,214,360

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2023 and the year ended June 30, 2023	UNAUDITED

	Six Months Ended 12/31/2023	Year Ended 6/30/2023
Operations:
Net investment income	$10,494,728	$21,219,726
Net realized loss on investments	(1,546,433)	(8,560,616)
Net change in unrealized appreciation/depreciation	15,266,065	6,101,692

Net increase in net assets resulting from operations	24,214,360	18,760,802
Total distributions (Note 6)	(10,494,728)	(21,219,726)
Net Fund share transactions (Note 4)	(41,960,076)	(59,002,733)

Total decrease	(28,240,444)	(61,461,657)
Net assets:
Beginning of period	798,820,739	860,282,396

End of period	$770,580,295	$798,820,739

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2023		For the years ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.18		$7.20	$8.02	$7.86	$7.83	$7.60

Income from investment operations:
Net investment income	0.10		0.19	0.18	0.20	0.21	0.22
Net gains/(losses) on investments (c)	0.13		(0.02)	(0.82)	0.16	0.03	0.24

Total from investment operations	0.23		0.17	(0.64)	0.36	0.24	0.46
Less distributions:
Distributions from net investment income	(0.10)		(0.19)	(0.18)	(0.20)	(0.21)	(0.22)
Distributions from capital gains	0.00		0.00	0.00 (b)	0.00 (b)	0.00	(0.01)

Total distributions	(0.10)		(0.19)	(0.18)	(0.20)	(0.21)	(0.23)

Net asset value, end of period	$7.31		$7.18	$7.20	$8.02	$7.86	$7.83

Total return	3.21%	(d)	2.35%	(8.11)%	4.63%	3.08%	6.22%
Net assets, end of period (in thousands)	$770,580		$798,821	$860,282	$1,008,379	$973,889	$969,264
Ratio of net expenses to average net assets (a)	0.62%	(e)	0.60%	0.56%	0.56%	0.56%	0.57%
Ratio of gross expenses to average net assets	0.62%	(e)	0.60%	0.56%	0.56%	0.56%	0.57%
Ratio of net investment income to average net assets	2.73%	(e)	2.59%	2.31%	2.46%	2.66%	2.88%
Portfolio turnover	4.54%	(d)	10.67%	14.39%	5.92%	4.59%	10.23%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
15.29% of Net Assets
Anderson County KY School District Finance Corporation	3.000%	02/01/2029	A1	$500,000	$497,190
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	734,156
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,284,753
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	467,176
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	A1	425,000	425,578
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	253,185
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	960,000	981,427
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	206,598
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	302,552

					5,152,615
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.46% of Net Assets
Eastern KY University	5.000	10/01/2026	A1	655,000	696,154
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	A3	320,000	337,539
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	A3	170,000	180,678
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	752,310
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	92,521
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	766,536
University of Louisville	5.000	03/01/2024	A1	1,250,000	1,254,263
University of Louisville	4.000	09/01/2030	A1	745,000	793,582

					4,873,583
PUBLIC FACILITIES REVENUE BONDS
14.38% of Net Assets
Hardin County KY Library	5.000	02/01/2024	Aa2	395,000	395,727
KY Bond Development	5.000	09/01/2026	A3	1,000,000	1,049,370
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	710,822
Mercer County KY Public Property	4.000	08/01/2024	A1	720,000	724,492
Oldham County KY Public Facilities	5.000	02/01/2024	A1	285,000	285,536
Oldham County KY Public Facilities	5.000	02/01/2025	A1	325,000	332,222
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	347,256
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	718,732
Wolfe County KY Public Properties Corporation	4.000	04/01/2025	A1	280,000	282,517

					4,846,674
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
13.98% of Net Assets
KY Asset Liability Commission	5.000	09/01/2024	AA*	330,000	334,501
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	507,760
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	571,418
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	330,000	341,055
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,187,467
KY State Turnpike Authority Economic Development	5.000	07/01/2025	Aa3	300,000	309,351
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,457,546

					4,709,098
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
11.68% of Net Assets
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	662,861
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	279,105
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	781,214
KY State Property & Building #127	5.000	06/01/2029	A1	1,000,000	1,115,800
Somerset KY	5.000	06/01/2028	A1	605,000	667,938
Somerset KY	5.000	06/01/2029	A1	380,000	427,272

					3,934,190

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
8.67% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000%	08/01/2031	Aa2	$1,000,000	$1,030,000
Henderson KY	4.000	06/01/2028	Aa3	385,000	405,232
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*	595,000	671,130
Northern KY Water	5.000	02/01/2026	Aa2	815,000	815,090

					2,921,452
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.44% of Net Assets
KY Bond Development Corporation St Elizabeth Medical Center	5.000	05/01/2024	AA*	1,440,000	1,450,037
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,393,332

					2,843,369
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
4.43% of Net Assets
KY Housing	3.650	07/01/2027	Aaa	660,000	674,170
KY Housing	3.750	07/01/2028	Aaa	345,000	353,632
KY Housing	3.850	07/01/2029	Aaa	450,000	464,427

					1,492,229
AD VALOREM PROPERTY BONDS
2.02% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	680,208

REFUNDING BONDS
1.76% of Net Assets
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	591,835

AIRPORT REVENUE BONDS
1.55% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	522,800

Total Investments 96.66% of Net Assets (cost $32,716,141) (See footnote 6 for further explanation)					$32,568,053

Other assets in excess of liabilities 3.34%					1,126,449

Net Assets 100%					$33,694,502

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	32,568,053
Level 3	Significant Unobservable Inputs	—

$32,568,053

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $32,716,141)		$32,568,053
Cash		789,747
Interest receivable		445,406

Total assets		33,803,206
LIABILITIES:
Payable for:
Distributions to shareholders	24,529
Fund shares redeemed	34,476
Investment advisory fee	11,723
Transfer agent fee	4,013
Audit fees	7,040
Professional fees	6,413
Registration fees	6,185
Custodian fee	4,432
Trustee fees	1,773
Accrued expenses	8,120

Total liabilities		108,704

NET ASSETS:
Paid-in capital		34,125,841
Total accumulated loss		(431,339)

Total Net Assets		$33,694,502

NET ASSET VALUE, offering price and redemption price per share (6,530,671 shares outstanding; unlimited number of shares authorized; no par value)		$5.16

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023

Net investment income:
Interest income	$475,030

Expenses:
Investment advisory fee	89,823
Transfer agent fee	24,574
Professional fees	8,053
Registration fees	5,888
Custodian fee	5,617
Trustees fees	2,808
Pricing fees	1,840
Other expenses	5,435

Total expenses	144,038
Fees waived by Adviser (Note 2)	(18,329)
Custodian fee reduction (Note 7)	(21)

Net expenses	125,688

Net investment income	349,342
Realized and unrealized gain/(loss) on investments:
Net realized loss	(66,724)
Net change in unrealized appreciation/depreciation	480,285

Net realized and unrealized gain on investments	413,561

Net increase in net assets resulting from operations	$762,903

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2023 and the year ended June 30, 2023	UNAUDITED

	Six Months Ended 12/31/2023	Year Ended 6/30/2023
Operations:
Net investment income	$349,342	$715,912
Net realized loss on investments	(66,724)	(131,616)
Net change in unrealized appreciation/depreciation	480,285	(154,214)

Net increase in net assets resulting from operations	762,903	430,082
Total distributions (Note 6)	(349,342)	(715,912)
Net Fund share transactions (Note 4)	(3,817,466)	(5,581,701)

Total decrease	(3,403,905)	(5,867,531)
Net assets:
Beginning of period	37,098,407	42,965,938

End of period	$33,694,502	$37,098,407

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2023		For the years ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$5.10		$5.13	$5.42	$5.41	$5.36	$5.22

Income from investment operations:
Net investment income	0.05		0.09	0.08	0.09	0.09	0.09
Net gains/(losses) on investments (b)	0.06		(0.03)	(0.29)	0.01	0.05	0.14

Total from investment operations	0.11		0.06	(0.21)	0.10	0.14	0.23
Less distributions:
Distributions from net investment income	(0.05)		(0.09)	(0.08)	(0.09)	(0.09)	(0.09)

Net asset value, end of period	$5.16		$5.10	$5.13	$5.42	$5.41	$5.36

Total return	2.17%	(c)	1.14%	(3.85)%	1.86%	2.66%	4.56%
Net assets, end of period (in thousands)	$33,695		$37,098	$42,966	$45,089	$47,389	$55,419
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.81%	(d)	0.79%	0.78%	0.78%	0.78%	0.77%
Ratio of net investment income to average net assets	1.96%	(d)	1.72%	1.57%	1.66%	1.70%	1.81%
Portfolio turnover	13.44%	(c)	16.52%	13.09%	10.00%	2.75%	4.88%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
28.11% of Net Assets
Alcorn MS University Educational Building Corporation	5.000%	09/01/2025	Aa2	$100,000	$103,483
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	451,119
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	129,936
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	306,470
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	138,334
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	244,350
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	256,298
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	217,150
University of Mississippi Educational Building Corporation	3.000	10/01/2034	Aa2	200,000	192,662
University of MS Educational Building Corporation	5.000	10/01/2036	Aa2	100,000	116,805
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	106,456
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	381,100

					2,644,163
SCHOOL IMPROVEMENT BONDS
13.30% of Net Assets
Mississippi State	4.000	10/01/2039	Aa2	200,000	203,810
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	104,355
MS Development Bank Special Obligation Lafayette County School District	4.000	04/01/2033	AA*	100,000	103,936
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	102,803
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	190,000	197,011
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	219,036
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	101,694
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	107,757
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	111,383

					1,251,785
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.91% of Net Assets
Mississippi State	3.000	06/01/2038	Aa2	100,000	91,492
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	127,746
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A-*	125,000	132,636
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	203,342
MS Development Bank Special Obligation Pascagoula	4.000	07/01/2024	AA*	300,000	301,494
Pearl MS	4.750	09/01/2038	A3	155,000	170,241

					1,026,951
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
10.44% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	204,292
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	319,791
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	180,553
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	76,587
MS Development Bank Special Obligation Marshall Highway	3.750	01/01/2035	Aa3	200,000	201,040

					982,263
REFUNDING BONDS
8.92% of Net Assets
Flowood MS	3.500	10/01/2026	AA+*	300,000	300,969
MS State Refunding	4.000	10/01/2036	Aa2	290,000	298,967
Starkville MS	4.000	06/01/2032	A1	230,000	239,455

					839,391
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.64% of Net Assets
Jones County MS Hospital	4.000	04/01/2026	AA*	305,000	311,527
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2025	Aa2	120,000	123,602
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	111,848

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Medical Center Educational Building Corporation University of Mississippi	5.000%	06/01/2042	Aa2	$165,000	$172,154

					719,131
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
6.48% of Net Assets
Mississippi State Home Corporation	3.950	12/01/2042	Aaa	100,000	99,997
Mississippi State Home Corporation	4.400	12/01/2043	Aaa	350,000	358,697
Mississippi State Home Corporation	4.050	12/01/2047	Aaa	150,000	150,761

					609,455
MUNICIPAL UTILITY REVENUE BONDS
4.06% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer	4.000	07/01/2046	A+*	75,000	73,257
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	AA*	150,000	150,417
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	158,429

					382,103
PUBLIC FACILITIES REVENUE BONDS
3.38% of Net Assets
MS Development Bank Special Obligation Dept of Corrections — Walnut Grove	5.000	08/01/2027	AA-*	200,000	214,920
MS Development Bank Special Obligation Tupelo	4.000	07/01/2037	Aa2	100,000	103,243

					318,163
PREREFUNDED BONDS
3.37% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	152,762
MS State General Obligation	5.000	10/01/2033	Aa2	150,000	164,147

					316,909
LEASE REVENUE BONDS
2.52% of Net Assets
Warren County MS Certificate of Participation	6.000	09/01/2042	Aa3	100,000	118,911
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	118,284

					237,195
Total Investments 99.13% of Net Assets (cost $9,240,125) (See footnote 6 for further explanation)					$9,327,509

Other assets in excess of liabilities 0.87%					82,229

Net Assets 100%					$9,409,738

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,327,509
Level 3	Significant Unobservable Inputs	—

$9,327,509

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $9,240,125)		$9,327,509
Cash		36,855
Interest receivable		104,667

Total assets		9,469,031
LIABILITIES:
Payable for:
Distributions to shareholders	37,436
Fund shares redeemed	2,378
Investment advisory fee	2,087
Transfer agent fee	2,865
Printing expense	2,722
Registration fees	2,406
Pricing fees	2,280
Postage expense	1,997
Professional fees	1,420
Audit fees	1,080
Trustees fees	606
Custodian fee	323
Accrued expenses	1,693

Total liabilities		59,293

NET ASSETS:
Paid-in capital		9,802,186
Total accumulated loss		(392,448)

Total Net Assets		$9,409,738

NET ASSET VALUE, offering price and redemption price per share (836,599 shares outstanding; unlimited number of shares authorized; no par value)		$11.25

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023

Net investment income:
Interest income	$149,945

Expenses:
Investment advisory fee	22,644
Transfer agent fee	6,793
Registration fees	4,600
Custodian fee	3,120
Pricing fees	2,521
Professional fees	1,762
Trustees fees	659
Other expenses	1,588

Total expenses	43,687
Fees waived by Adviser (Note 2)	(11,895)
Custodian fee reduction (Note 7)	(12)

Net expenses	31,780

Net investment income	118,165

Realized and unrealized gain/(loss) on investments:
Net realized loss	(45,428)
Net change in unrealized appreciation/depreciation	202,135

Net realized and unrealized gain on investments	156,707

Net increase in net assets resulting from operations	$274,872

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2023 and the year ended June 30, 2023	UNAUDITED

	Six Months Ended 12/31/2023	Year Ended 6/30/2023
Operations:
Net investment income	$118,165	$210,947
Net realized loss on investments	(45,428)	(434,469)
Net change in unrealized appreciation/depreciation	202,135	232,834

Net increase in net assets resulting from operations	274,872	9,312
Total distributions (Note 6)	(118,165)	(212,273)
Net Fund share transactions (Note 4)	830,966	(1,404,653)

Total increase/(decrease)	987,673	(1,607,614)
Net assets:
Beginning of period	8,422,065	10,029,679

End of period	$9,409,738	$8,422,065

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2023		For the years ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.08		$11.22	$12.40	$12.37	$12.21	$11.92

Income from investment operations:
Net investment income	0.14		0.26	0.25	0.27	0.31	0.33
Net gains/(losses) on investments (c)	0.17		(0.14)	(1.16)	0.05	0.18	0.29

Total from investment operations	0.31		0.12	(0.91)	0.32	0.49	0.62
Less distributions:
Distributions from net investment income	(0.14)		(0.26)	(0.25)	(0.27)	(0.31)	(0.33)
Distributions from capital gains	0.00		0.00 (b)	(0.02)	(0.02)	(0.02)	0.00 (b)

Total distributions	(0.14)		(0.26)	(0.27)	(0.29)	(0.33)	(0.33)

Net asset value, end of period	$11.25		$11.08	$11.22	$12.40	$12.37	$12.21

Total return	2.87%	(d)	1.16%	(7.46)%	2.68%	4.01%	5.29%
Net assets, end of period (in thousands)	$9,410		$8,422	$10,030	$11,412	$11,111	$11,325
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.97%	(e)	1.06%	0.96%	0.96%	0.99%	0.97%
Ratio of net investment income to average net assets	2.62%	(e)	2.38%	2.06%	2.21%	2.51%	2.75%
Portfolio turnover	15.84%	(d)	22.86%	9.15%	8.85%	10.26%	4.65%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.83% of Net Assets
Brunswick County NC Limited Obligation	5.000%	06/01/2030	Aa1	$250,000	$258,143
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	258,000
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	133,304
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	257,690
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	823,541
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa1	1,435,000	1,511,213
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,709,233
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	432,440
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	328,208
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	778,380
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,062,980
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	528,105
Duplin County NC Limited Obligation	5.000	04/01/2032	A1	750,000	785,790
Duplin County NC Limited Obligation	5.000	04/01/2034	A1	865,000	906,278
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	208,896
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	750,000	788,573
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	500,000	521,570
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	516,355
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	517,535
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	566,924
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	309,030
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	258,830
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	256,323
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	423,809
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	511,795
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	331,945
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,053,840
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	788,415
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,217,080
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	367,924
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	612,420
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	752,966
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	783,645
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,549,395
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	360,903

					24,471,478
PUBLIC FACILITIES REVENUE BONDS
14.93% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,045,090
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,103,410
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	518,745
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,028,960
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	210,286
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,038,420
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,086,682
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	260,265
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	519,570
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa2	500,000	524,770
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa2	365,000	383,436
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	502,450
Moore County NC	3.000	06/01/2039	Aa2	350,000	319,078
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	516,000
Orange County NC	4.000	10/01/2036	Aa1	375,000	392,651
Orange County NC	4.000	10/01/2037	Aa1	375,000	390,840
Orange County NC	4.000	10/01/2038	Aa1	275,000	284,713
Orange County NC	4.000	10/01/2038	Aa1	765,000	792,020

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Orange County NC	4.000%	10/01/2039	Aa1	$200,000	$206,428
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,446,140
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	689,765
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	361,224
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	992,978
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	515,660
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	245,279
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	179,758

					17,554,618
MUNICIPAL UTILITY REVENUE BONDS
14.64% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa2	500,000	514,395
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa2	1,000,000	1,028,610
Brunswick County NC Enterprise System Revenue	3.000	04/01/2046	Aa2	500,000	415,685
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	555,918
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	764,993
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	792,267
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa1	1,000,000	1,041,200
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,039,710
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	587,870
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	258,105
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	309,840
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	147,117
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	307,472
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	236,664
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	212,124
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,158,243
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	520,710
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	448,311
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	415,775
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	945,153
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa2	500,000	516,230
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,335,000	1,352,515
Union County NC Enterprise System Revenue	3.000	06/01/2046	Aa2	1,500,000	1,242,075
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	198,638
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,260,139
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	517,420
Winston Salem NC Water & Sewer System Revenue	3.000	06/01/2046	Aa1	500,000	425,760

					17,212,939
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.22% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	517,300
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,085,430
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,095
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,166
Scotland County NC	5.000	12/01/2033	A*	250,000	268,270
University of NC at Asheville	4.000	06/01/2036	A2	350,000	362,593
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	767,303
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	264,340
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	778,883
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	257,550
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	256,568
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	775,778
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	515,575
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	458,524
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	399,965
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	417,178
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,415,464

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of NC Wilmington Limited Obligation	5.000%	06/01/2033	A1	$550,000	$565,037
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	509,475
University of North Carolina	5.000	10/01/2033	A2	30,000	30,009
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,088,900
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,060,000
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	844,998

					13,189,401
PREREFUNDED BONDS
9.28% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	500,000	505,010
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	296,957
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	763,748
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa2	1,150,000	1,183,925
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	1,000,000	1,038,610
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	NR	1,500,000	1,635,255
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	598,546
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,005,960
University of NC Charlotte	5.000	04/01/2040	Aa3	1,550,000	1,593,663
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	904,878
University of NC Greensboro	5.000	04/01/2039	Aa3	870,000	874,176
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	503,970

					10,904,698
REFUNDING BONDS
7.16% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	224,553
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	1,000,000	1,034,270
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,403
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	775,380
Chatham County NC	5.000	11/01/2032	Aa2	825,000	859,543
Durham County NC	4.000	06/01/2036	Aaa	225,000	236,869
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	260,370
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,296,262
Raleigh NC	4.000	04/01/2043	Aaa	695,000	722,244
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	510,645
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,021,900
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	508,525
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	127,668

					8,418,632
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.18% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2033	Aa3	210,000	231,903
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	646,009
Charlotte Mecklenburg NC Hospital Authority Atrium Health	4.000	01/15/2043	Aa3	250,000	255,000
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,500,690
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	773,933
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	1,000,000	1,018,720
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,407,367
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,026,860
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	406,996

					7,267,478
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.22% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	620,394
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	377,976
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	340,163
Fuquay-Varina NC	4.000	08/01/2042	Aa1	500,000	523,110

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Rocky Mount NC Special Obligation	4.500%	05/01/2032	Aa3	$1,500,000	$1,559,715
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	326,891
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,213,289

					4,961,538
AIRPORT REVENUE BONDS
4.09% of Net Assets
Charlotte NC Airport Revenue	5.000	07/01/2044	Aa3	250,000	281,393
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,106,728
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	268,763
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	514,670
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	751,079
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,397,185
Charlotte NC Douglas International Airport	4.000	07/01/2044	Aa3	480,000	487,354

					4,807,172
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.51% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	205,078
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	546,885
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,603,008
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	259,370
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	513,220

					4,127,561
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
2.93% of Net Assets
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,500,000	1,577,730
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	1,400,000	1,485,582
NC State Housing Finance Agency	4.350	07/01/2043	Aa1	375,000	381,341

					3,444,653
Total Investments 98.99% of Net Assets (cost $118,199,023) (See footnote 6 for further explanation)					$116,360,168

Other assets in excess of liabilities 1.01%					1,182,989

Net Assets 100%					$117,543,157

#	Ratings by Moody's Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor's Corporation
@	Rated by Fitch's Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	116,360,168
Level 3	Significant Unobservable Inputs	—

$116,360,168

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $118,199,023)		$116,360,168
Cash		369,994
Receivable for fund shares sold		99,976
Interest receivable		1,152,014

Total assets		117,982,152
LIABILITIES:
Payable for:
Distributions to shareholders	180,796
Fund shares redeemed	149,787
Investment advisory fee	44,545
Transfer agent fee	23,135
Trustees fees	9,376
Audit fees	5,597
Professional fees	3,944
Custodian fee	2,832
Accrued expenses	18,983

Total liabilities		438,995

NET ASSETS:
Paid-in capital		124,375,102
Total accumulated loss		(6,831,945)

Total Net Assets		$117,543,157

NET ASSET VALUE, offering price and redemption price per share (10,809,970 shares outstanding; unlimited number of shares authorized; no par value)		$10.87

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023

Net investment income:
Interest income	$1,874,322

Expenses:
Investment advisory fee	292,314
Transfer agent fee	74,264
Professional fees	22,990
Registration fees	13,833
Pricing fees	13,800
Trustees fees	12,682
Custodian fee	10,632
Other expenses	13,138

Total expenses	453,653
Fees waived by Adviser (Note 2)	(36,336)
Custodian fee reduction (Note 7)	(40)

Net expenses	417,277

Net investment income	1,457,045

Realized and unrealized gain/(loss) on investments:
Net realized loss	(1,621,718)
Net change in unrealized appreciation/depreciation	3,396,397

Net realized and unrealized gain on investments	1,774,679

Net increase in net assets resulting from operations	$3,231,724

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2023 and the year ended June 30, 2023	UNAUDITED

	Six Months Ended 12/31/2023	Year Ended 6/30/2023
Operations:
Net investment income	$1,457,045	$2,943,057
Net realized loss on investments	(1,621,718)	(1,640,682)
Net change in unrealized appreciation/depreciation	3,396,397	891,266

Net increase in net assets resulting from operations	3,231,724	2,193,641
Total distributions (Note 6)	(1,457,045)	(2,943,057)
Net Fund share transactions (Note 4)	(4,293,888)	(13,617,496)

Total decrease	(2,519,209)	(14,366,912)
Net assets:
Beginning of period	120,062,366	134,429,278

End of period	$117,543,157	$120,062,366

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2023		For the years ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.70		$10.74	$12.05	$11.93	$11.68	$11.34

Income from investment operations:
Net investment income	0.13		0.25	0.24	0.25	0.27	0.29
Net gains/(losses) on investments (b)	0.17		(0.04)	(1.31)	0.12	0.25	0.34

Total from investment operations	0.30		0.21	(1.07)	0.37	0.52	0.63
Less distributions:
Distributions from net investment income	(0.13)		(0.25)	(0.24)	(0.25)	(0.27)	(0.29)

Net asset value, end of period	$10.87		$10.70	$10.74	$12.05	$11.93	$11.68

Total return	2.85%	(c)	2.00%	(9.01)%	3.12%	4.48%	5.69%
Net assets, end of period (in thousands)	$117,543		$120,062	$134,429	$163,069	$161,366	$146,078
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.68%	0.68%	0.69%	0.70%
Ratio of gross expenses to average net assets	0.77%	(d)	0.75%	0.68%	0.68%	0.69%	0.71%
Ratio of net investment income to average net assets	2.47%	(d)	2.34%	2.05%	2.07%	2.27%	2.58%
Portfolio turnover	4.30%	(c)	3.74%	6.57%	7.79%	9.88%	13.02%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
33.08% of Net Assets
Appalachian NC State University	4.000%	10/01/2030	Aa3	$200,000	$208,566
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	528,145
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	257,043
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	419,804
University of NC Wilmington	4.000	06/01/2029	A1	750,000	771,097
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	204,776
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	319,014
Western Carolina University	5.000	10/01/2025	Aa3	225,000	233,687
Western Carolina University	5.000	06/01/2027	AA*	250,000	262,488

					3,204,620
MUNICIPAL UTILITY REVENUE BONDS
14.02% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa2	250,000	257,260
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	256,328
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	99,720
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	204,687
NC State Municipal Power Agency #1 Catawba	5.000	01/01/2025	A*	100,000	102,236
NC State Municipal Power Agency #1 Catawba	5.000	01/01/2025	A*	140,000	142,948
NC State Municipal Power Agency #1 Catawba	5.000	01/01/2028	A*	125,000	130,278
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	164,758

					1,358,215
SCHOOL IMPROVEMENT BONDS
11.90% of Net Assets
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	259,828
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	196,096
Scotland County NC	5.000	12/01/2025	A*	270,000	280,160
Scotland County NC	5.000	12/01/2026	A*	250,000	265,325
Scotland County NC	5.000	12/01/2027	A*	140,000	151,796

					1,153,205
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.60% of Net Assets
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	200,000	225,042
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	120,000	123,047
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	20,000	22,504
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	255,472
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	303,801

					929,866
PUBLIC FACILITIES REVENUE BONDS
8.21% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	516,140
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	279,193

					795,333
REFUNDING BONDS
5.80% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	100,040
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	104,508
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	135,448
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	221,974

					561,970
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.29% of Net Assets
Fuquay-Varina NC	5.000	08/01/2024	Aa1	250,000	253,420
Fuquay-Varina NC	5.000	08/01/2025	Aa1	250,000	259,275

					512,695

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.30% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000%	01/15/2028	Aa3	$225,000	$235,818
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A2	180,000	180,781

					416,599
PREREFUNDED BONDS
3.61% of Net Assets
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR	150,000	163,977
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	185,479

					349,456
LEASE REVENUE BONDS
1.17% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	113,524

AIRPORT REVENUE BONDS
0.89% of Net Assets
Charlotte NC Airport	5.000	07/01/2030	Aa3	75,000	86,534

Total Investments 97.87% of Net Assets (cost $9,482,578) (See footnote 6 for further explanation)					$9,482,017

Other assets in excess of liabilities 2.13%					206,665

Net Assets 100%					$9,688,682

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,482,017
Level 3	Significant Unobservable Inputs	—

$9,482,017

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $9,482,578)		$9,482,017
Cash		119,880
Interest receivable		105,595

Total assets		9,707,492
LIABILITIES:
Payable for:
Distributions to shareholders	3,923
Fund shares redeemed	617
Investment advisory fee	1,853
Transfer agent fee	1,221
Compliance fees	2,242
Professional fees	1,475
Pricing fees	1,432
Audit fees	1,333
Trustees fees	1,013
Custodian fee	495
Accrued expenses	3,206

Total liabilities		18,810

NET ASSETS:
Paid-in capital		9,888,524
Total accumulated loss		(199,842)

Total Net Assets		$9,688,682

NET ASSET VALUE, offering price and redemption price per share (925,928 shares outstanding; unlimited number of shares authorized; no par value)		$10.46

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023

Net investment income:
Interest income	$137,127

Expenses:
Investment advisory fee	26,621
Transfer agent fee	7,986
Registration fees	4,600
Custodian fee	3,405
Pricing fees	2,696
Professional fees	2,219
Trustees fees	832
Other expenses	2,299

Total expenses	50,658
Fees waived by Adviser (Note 2)	(13,297)
Custodian fee reduction (Note 7)	(13)

Net expenses	37,348

Net investment income	99,779
Realized and unrealized gain/(loss) on investments:
Net realized loss	(35,082)
Net change in unrealized appreciation/depreciation	122,394

Net realized and unrealized gain on investments	87,312

Net increase in net assets resulting from operations	$187,091

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2023 and the year ended June 30, 2023	UNAUDITED

	Six Months Ended 12/31/2023	Year Ended 6/30/2023
Operations:
Net investment income	$99,779	$211,629
Net realized loss on investments	(35,082)	(156,205)
Net change in unrealized appreciation/depreciation	122,394	5,844

Net increase in net assets resulting from operations	187,091	61,268
Total distributions (Note 6)	(99,779)	(211,629)
Net Fund share transactions (Note 4)	(1,596,939)	(2,160,490)

Total decrease	(1,509,627)	(2,310,851)
Net assets:
Beginning of period	11,198,309	13,509,160

End of period	$9,688,682	$11,198,309

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2023		For the years ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.35		$10.48	$11.17	$11.20	$11.02	$10.64

Income from investment operations:
Net investment income	0.10		0.18	0.17	0.18	0.17	0.17
Net gains/(losses) on investments (c)	0.11		(0.13)	(0.69)	(0.03)	0.18	0.38

Total from investment operations	0.21		0.05	(0.52)	0.15	0.35	0.55
Less distributions:
Distributions from net investment income	(0.10)		(0.18)	(0.17)	(0.18)	(0.17)	(0.17)
Distributions from capital gains	0.00		0.00	0.00 (b)	0.00 (b)	0.00	0.00

Net asset value, end of period	$10.46		$10.35	$10.48	$11.17	$11.20	$11.02

Total return	2.02%	(d)	0.48%	(4.72)%	1.32%	3.24%	5.19%
Net assets, end of period (in thousands)	$9,689		$11,198	$13,509	$13,240	$12,977	$19,504
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.96%	(e)	0.97%	0.92%	0.95%	0.91%	0.88%
Ratio of net investment income to average net assets	1.89%	(e)	1.72%	1.54%	1.56%	1.56%	1.55%
Portfolio turnover	0.00%	(d)	17.46%	13.13%	1.94%	9.59%	13.59%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
37.73% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA-*	$250,000	$258,998
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA-*	2,325,000	2,392,123
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	519,190
Clarksville TN Electric System Revenue	4.250	09/01/2040	Aa2	475,000	508,773
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,528,454
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	841,451
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	754,545
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	256,723
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	719,348
Hallsdale-Powell TN Utility District	3.000	04/01/2043	AA*	800,000	690,336
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	321,672
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,012,660
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	505,550
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	527,735
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	255,015
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	255,240
Knox County TN	4.000	06/01/2043	Aa1	500,000	513,965
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	779,618
Knoxville TN Electric Revenue	4.000	07/01/2044	Aa2	670,000	686,160
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	325,313
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	396,159
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	472,511
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	798,490
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	823,992
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,343,940
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	504,440
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	504,040
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2037	Aa2	250,000	267,123
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	906,723
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	764,528
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	274,150
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	560,875

					21,269,840
SCHOOL IMPROVEMENT BONDS
11.69% of Net Assets
Coffee County TN	4.000	06/01/2041	AA-*	620,000	636,101
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	274,320
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,204,200
Montgomery County TN	4.000	04/01/2036	AA*	260,000	268,161
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	1,970,054
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	516,290
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,516,528
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	207,382

					6,593,036
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.09% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A*	2,500,000	2,572,850
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	971,299
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A2	1,535,000	1,614,313
Shelby County TN Health Education & Housing Facilities — LeBonheur	5.000	05/01/2035	A2	500,000	527,615

					5,686,077
PREREFUNDED BONDS
7.04% of Net Assets
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	240,161
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	229,532

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Memphis TN Electric System Revenue	5.000%	12/01/2034	Aa2	$1,250,000	$1,273,574
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	502,825
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	251,413
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	804,520
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	664,313

					3,966,338
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.55% of Net Assets
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,132,869
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,529,505
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	512,495
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	519,425

					3,694,294
PUBLIC FACILITIES REVENUE BONDS
6.49% of Net Assets
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,307,712
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,322,050
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	412,104
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	615,372

					3,657,238
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
5.62% of Net Assets
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,500,000	1,537,305
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	102,450
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,500,000	1,528,740

					3,168,495
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.10% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	941,942
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,048,653
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	882,534

					2,873,129
AIRPORT REVENUE BONDS
4.03% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	827,328
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	258,278
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,188,733

					2,274,339
REFUNDING BONDS
2.75% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,048,760
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	502,850

					1,551,610
Total Investments 97.09% of Net Assets (cost $54,848,326) (See footnote 6 for further explanation)					$54,734,396

Other assets in excess of liabilities 2.91%					1,641,608

Net Assets 100%					$56,376,004

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2023

Other Information

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	54,734,396
Level 3	Significant Unobservable Inputs	—

$54,734,396

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $54,848,326)		$54,734,396
Cash		1,121,639
Interest receivable		708,718

Total assets		56,564,753
LIABILITIES:
Payable for:
Distributions to shareholders	119,584
Fund shares redeemed	11,382
Investment advisory fee	20,268
Transfer agent fee	6,431
Professional fees	10,696
Registration fees	7,561
Audit fees	3,049
Trustees fees	2,371
Custodian fee	898
Accrued expenses	6,509

Total liabilities		188,749

NET ASSETS:
Paid-in capital		58,153,341
Total accumulated loss		(1,777,337)

Total Net Assets		$56,376,004

NET ASSET VALUE, offering price and redemption price per share (5,255,511 shares outstanding; unlimited number of shares authorized; no par value)		$10.73

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023

Net investment income:
Interest income	$982,519

Expenses:
Investment advisory fee	149,488
Transfer agent fee	38,894
Professional fees	16,771
Custodian fee	7,066
Registration fees	11,446
Pricing fees	5,042
Trustees fees	4,665
Other expenses	7,874

Total expenses	241,246
Fees waived by Adviser (Note 2)	(31,720)
Custodian fee reduction (Note 7)	(27)

Net expenses	209,499

Net investment income	773,020

Realized and unrealized gain/(loss) on investments:
Net realized loss	(723,942)
Net change in unrealized appreciation/depreciation	1,298,825

Net realized and unrealized gain on investments	574,883

Net increase in net assets resulting from operations	$1,347,903

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2023 and the year ended June 30, 2023	UNAUDITED

	Six Months Ended 12/31/2023	Year Ended 6/30/2023
Operations:
Net investment income	$773,020	$1,659,907
Net realized loss on investments	(723,942)	(742,186)
Net change in unrealized appreciation/depreciation	1,298,825	93,095

Net increase in net assets resulting from operations	1,347,903	1,010,816
Total distributions (Note 6)	(773,020)	(1,659,907)
Net Fund share transactions (Note 4)	(7,695,794)	(9,462,519)

Total decrease	(7,120,911)	(10,111,610)
Net assets:
Beginning of period	63,496,915	73,608,525

End of period	$56,376,004	$63,496,915

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2023		For the years ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.57		$10.65	$11.71	$11.66	$11.51	$11.24

Income from investment operations:
Net investment income	0.14		0.27	0.26	0.27	0.28	0.30
Net gains/(losses) on investments (b)	0.16		(0.08)	(1.06)	0.05	0.15	0.27

Total from investment operations	0.30		0.19	(0.80)	0.32	0.43	0.57
Less distributions:
Distributions from net investment income	(0.14)		(0.27)	(0.26)	(0.27)	(0.28)	(0.30)

Net asset value, end of period	$10.73		$10.57	$10.65	$11.71	$11.66	$11.51

Total return	2.84%	(c)	1.78%	(6.92)%	2.84%	3.77%	5.12%
Net assets, end of period (in thousands)	$56,376		$63,497	$73,609	$86,147	$95,680	$104,207
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.81%	(d)	0.78%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.60%	(d)	2.51%	2.31%	2.35%	2.42%	2.63%
Portfolio turnover	7.80%	(c)	9.10%	11.61%	2.75%	3.46%	6.46%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
32.92% of Net Assets
Hallsdale-Powell TN Utility District	4.000%	04/01/2028	AA*	$255,000	$261,972
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	154,800
Maryville TN	4.000	06/01/2029	Aa2	250,000	257,745
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2025	Aa2	135,000	139,591
Springfield TN	5.000	06/01/2027	Aa2	245,000	265,888

					1,079,996
REFUNDING BONDS
32.88% of Net Assets
Loudon County TN	5.000	06/01/2025	Aa2	150,000	154,865
Maryville TN	5.000	06/01/2026	Aa2	350,000	370,348
Memphis TN	4.125	04/01/2024	Aa2	100,000	100,360
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	213,218
Putnam County TN	4.000	04/01/2025	Aa2	100,000	101,517
Sevierville TN	5.000	05/01/2028	Aa3	125,000	138,313

					1,078,621
SCHOOL IMPROVEMENT BONDS
15.90% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	257,113
White County TN	4.000	06/01/2027	AA-*	260,000	264,461

					521,574
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.09% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	101,850
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	229,199

					331,049
PUBLIC FACILITIES REVENUE BONDS
3.11% of Net Assets
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	100,000	101,891

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
1.08% of Net Assets
Selmer TN	4.000	06/01/2025	AA*	35,000	35,483

Total Investments 95.98% of Net Assets (cost $3,152,468) (See footnote 6 for further explanation)					$3,148,614

Other assets in excess of liabilities 4.02%					131,768

Net Assets 100%					$3,280,382

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,148,614
Level 3	Significant Unobservable Inputs	—

$3,148,614

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $3,152,468)		$3,148,614
Cash		118,611
Interest receivable		25,098

Total assets		3,292,323
LIABILITIES:
Payable for:
Distributions to shareholders	773
Fund shares redeemed	39
Investment advisory fee	390
Transfer agent fee	306
Pricing fees	2,230
Registration fees	1,991
Audit fees	1,204
Professional fees	1,033
Printing expense	763
Trustees fees	701
Custodian fee	300
Accrued expenses	2,211

Total liabilities		11,941

NET ASSETS:
Paid-in capital		3,559,419
Total accumulated loss		(279,037)

Total Net Assets		$3,280,382

NET ASSET VALUE, offering price and redemption price per share (317,675 shares outstanding; unlimited number of shares authorized; no par value)		$10.33

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023

Net investment income:
Interest income	$42,791

Expenses:
Investment advisory fee	8,707
Transfer agent fee	2,612
Registration expense	3,830
Custodian fee	3,052
Pricing fees	1,260
Professional fees	768
Trustees fees	272
Other expenses	1,622

Total expenses	22,123
Fees waived by Adviser (Note 2)	(8,707)
Fees waived by Transfer Agent (Note 2)	(1,263)
Custodian fee reduction (Note 7)	(11)

Net expenses	12,142

Net investment income	30,649

Realized and unrealized gain/(loss) on investments:
Net realized loss	(3,625)
Net change in unrealized appreciation/depreciation	32,817

Net realized and unrealized gain on investments	29,192

Net increase in net assets resulting from operations	$59,841

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS	UNAUDITED

For the six months ended December 31, 2023 and the year ended June 30, 2023

	Six Months Ended 12/31/2023	Year Ended 6/30/2023
Operations:
Net investment income	$30,649	$66,688
Net realized loss on investments	(3,625)	(23,980)
Net change in unrealized appreciation/depreciation	32,817	(33,777)

Net increase in net assets resulting from operations	59,841	8,931
Total distributions (Note 6)	(30,649)	(66,688)
Net Fund share transactions (Note 4)	(425,455)	(758,531)

Total decrease	(396,263)	(816,288)
Net assets:
Beginning of period	3,676,645	4,492,933

End of period	$3,280,382	$3,676,645

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2023		For the years ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.22		$10.35	$10.94	$11.02	$10.82	$10.52

Income from investment operations:
Net investment income	0.09		0.16	0.17	0.17	0.17	0.17
Net gains/(losses) on investments (b)	0.11		(0.13)	(0.59)	(0.08)	0.20	0.30

Total from investment operations	0.20		0.03	(0.42)	0.09	0.37	0.47
Less distributions:
Distributions from net investment income	(0.09)		(0.16)	(0.17)	(0.17)	(0.17)	(0.17)

Net asset value, end of period	$10.33		$10.22	$10.35	$10.94	$11.02	$10.82

Total return	1.98%	(c)	0.34%	(3.89)%	0.81%	3.49%	4.48%
Net assets, end of period (in thousands)	$3,280		$3,677	$4,493	$5,922	$6,600	$7,239
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of gross expenses to average net assets	1.28%	(d)	1.41%	1.19%	1.12%	1.14%	1.08%
Ratio of net investment income to average net assets	1.77%	(d)	1.60%	1.57%	1.54%	1.60%	1.57%
Portfolio turnover	11.94%	(c)	7.43%	0.00%	5.75%	4.55%	10.64%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
73.49% of Net Assets
Federal Home Loan Bank	3.400%	07/19/2024	Aaa	$900,000	$891,588
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,500,000	1,502,889
Federal Home Loan Bank	5.250	10/28/2024	Aaa	350,000	349,240
Federal Home Loan Bank	4.000	01/22/2025	Aaa	900,000	889,560
Federal Home Loan Bank	3.300	06/09/2025	Aaa	500,000	492,364
Federal Home Loan Bank	3.600	07/18/2025	Aaa	900,000	888,909
Federal Home Loan Bank	5.000	04/24/2026	Aaa	300,000	299,181
Federal Home Loan Bank	3.200	06/10/2027	Aaa	250,000	242,207
Federal Home Loan Bank	5.300	11/20/2028	Aaa	250,000	255,144
Federal Home Loan Bank	6.000	11/28/2028	Aaa	500,000	500,118
Federal Home Loan Bank	5.125	11/28/2028	Aaa	500,000	504,102
Federal Home Loan Mortgage Corporation	5.500	08/28/2026	Aaa	250,000	250,018

					7,065,320
FEDERAL HOME LOAN MORTAGE CORPORATION
14.40% of Net Assets
Federal Home Loan Mortgage Corporation	3.000	06/13/2024	Aaa	250,000	247,538
Federal Home Loan Mortgage Corporation	5.100	11/26/2024	Aaa	500,000	498,541
Federal Home Loan Mortgage Corporation	5.020	01/27/2025	Aaa	250,000	249,033
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aaa	500,000	389,495

					1,384,607
FEDERAL FARM CREDIT
9.78% of Net Assets
Federal Farm Credit Bank	5.050	07/28/2028	Aaa	250,000	251,910
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	750,000	688,031

					939,941
Total Investments 97.67% of Net Assets (cost $9,635,557) (See footnote 6 for further explanation)					$9,389,868

Other assets in excess of liabilities 2.33%					224,410

Net Assets 100%					$9,614,278

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$9,389,868
Level 3	Significant Unobservable Inputs	—

$9,389,868

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $9,635,557)		$9,389,868
Cash		129,599
Interest receivable		112,775

Total assets		9,632,242
LIABILITIES:
Payable for:
Distributions to shareholders	4,208
Investment advisory fee	109
Transfer agent fee	1,217
Fund shares redeemed	1,328
Compliance fees	2,115
Custodian fee	1,309
Postage expense	1,280
Professional fees	916
Audit fees	582
Trustees fees	475
Accrued expenses	4,425

Total liabilities		17,964

NET ASSETS:
Paid-in capital		9,951,319
Total accumulated loss		(337,041)

Total Net Assets		$9,614,278

NET ASSET VALUE, offering price and redemption price per share (1,019,959 shares outstanding; unlimited number of shares authorized; no par value)		$9.43

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023

Net investment income:
Interest income	$188,950

Expenses:
Investment advisory fee	9,787
Transfer agent fee	7,341
Custodian fee	7,706
Registration fees	5,667
Pricing fees	4,600
Professional fees	3,033
Printing expense	2,760
Trustees fees	746
Other expenses	2,360

Total expenses	44,000
Fees waived by Adviser (Note 2)	(9,592)
Fees waived by Transfer Agent (Note 2)	(131)
Custodian fee reduction (Note 7)	(29)

Net expenses	34,248

Net investment income	154,702

Realized and unrealized gain/(loss) on investments:
Net realized loss	(5,727)
Net change in unrealized appreciation/depreciation	126,286

Net realized and unrealized gain on investments	120,559

Net increase in net assets resulting from operations	$275,261

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2023 and the year ended June 30, 2023

	Six Months Ended 12/31/2023	Year Ended 6/30/2023
Operations:
Net investment income	$154,702	$289,411
Net realized loss on investments	(5,727)	(40,521)
Net change in unrealized appreciation/depreciation	126,286	(218,529)

Net increase in net assets resulting from operations	275,261	30,361
Total distributions (Note 6)	(154,702)	(289,411)
Net Fund share transactions (Note 4)	(282,299)	(697,211)

Total decrease	(161,740)	(956,261)
Net assets:
Beginning of period	9,776,018	10,732,279

End of period	$9,614,278	$9,776,018

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2023		For the years ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.31		$9.54	$10.09	$10.37	$10.12	$9.87

Income from investment operations:
Net investment income	0.15		0.27	0.23	0.23	0.24	0.25
Net gains/(losses) on investments (b)	0.12		(0.23)	(0.55)	(0.28)	0.25	0.25

Total from investment operations	0.27		0.04	(0.32)	(0.05)	0.49	0.50
Less distributions:
Distributions from net investment income	(0.15)		(0.27)	(0.23)	(0.23)	(0.24)	(0.25)

Net asset value, end of period	$9.43		$9.31	$9.54	$10.09	$10.37	$10.12

Total return	2.91%	(c)	0.39%	(3.25)%	(0.49)%	4.88%	5.12%
Net assets, end of period (in thousands)	$9,614		$9,776	$10,732	$12,044	$15,677	$15,128
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.66%	0.68%	0.69%
Ratio of gross expenses to average net assets	0.90%	(d)	0.90%	0.75%	0.67%	0.68%	0.69%
Ratio of net investment income to average net assets	3.18%	(d)	2.83%	2.30%	2.25%	2.33%	2.50%
Portfolio turnover	18.48%	(c)	39.69%	17.50%	3.35%	5.07%	0.00%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
24.27% of Net Assets
Grant County WA Public Utility District	3.336%	01/01/2041	Aa3	$125,000	$100,865
KY State Rural Water Finance Corporation	3.000	08/01/2050	AA-*	250,000	167,963
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	231,776
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	104,616
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	309,338

					914,558
PUBLIC FACILITIES REVENUE BONDS
16.23% of Net Assets
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	173,273
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	228,420
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	134,120
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	75,994

					611,807
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.50% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	113,163
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	358,095

					471,258
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.23% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	348,009

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.88% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	A1	250,000	259,515

SCHOOL IMPROVEMENT BONDS
6.63% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa2	250,000	250,040

MARINA/PORT AUTHORITY REVENUE BONDS
6.36% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	239,704

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.46% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	205,735

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
4.84% of Net Assets
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	175,000	182,506

AIRPORT REVENUE BONDS
2.28% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	85,764

PREREFUNDED BONDS
0.65% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	24,546

Total Investments 95.33% of Net Assets (cost $3,796,102) (See footnote 6 for further explanation)					$3,593,442

Other assets in excess of liabilities 4.67%					176,063

Net Assets 100%					$3,769,505

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2023

Other Information

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,593,442
Level 3	Significant Unobservable Inputs	—

$3,593,442

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS:
Investments in securities, at fair value (Cost: $3,796,102)		$3,593,442
Cash		151,351
Interest receivable		53,786

Total assets		3,798,579
LIABILITIES:
Payable for:
Distributions to shareholders	4,915
Transfer agent fee	112
Trustees fees	5,909
Compliance fees	5,098
Pricing fees	4,475
Audit fees	1,980
Custodian fee	1,817
Professional fees	1,412
Accrued expenses	3,356

Total liabilities		29,074

NET ASSETS:
Paid-in capital		5,878,585
Total accumulated loss		(2,109,080)

Total Net Assets		$3,769,505

NET ASSET VALUE, offering price and redemption price per share (500,439 shares outstanding; unlimited number of shares authorized; no par value)		$7.53

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023

Net investment income:
Interest income	$101,166

Expenses:
Investment advisory fee	9,844
Transfer agent fee	2,953
Custodian fee	3,964
Compliance fees	3,454
Pricing fees	2,576
Registration fees	920
Professional fees	656
Trustees fees	305
Other expenses	1,424

Total expenses	26,096
Fees waived by Adviser (Note 2)	(9,876)
Fees waived by Transfer Agent (Note 2)	(2,415)
Custodian fee reduction (Note 7)	(15)

Net expenses	13,790

Net investment income	87,376

Realized and unrealized gain/(loss) on investments:
Net realized loss	(212,524)
Net change in unrealized appreciation/depreciation	184,527

Net realized and unrealized loss on investments	(27,997)

Net increase in net assets resulting from operations	$59,379

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS	UNAUDITED

For the six months ended December 31, 2023 and the year ended June 30, 2023

	Six Months Ended 12/31/2023	Year Ended 6/30/2023
Operations:
Net investment income	$87,376	$190,802
Net realized loss on investments	(212,524)	(175,419)
Net change in unrealized appreciation/depreciation	184,527	(153,179)

Net increase/(decrease) in net assets resulting from operations	59,379	(137,796)
Total distributions (Note 6)	(88,215)	(192,498)
Net Fund share transactions (Note 4)	(383,490)	(644,348)

Total decrease	(412,326)	(974,642)
Net assets:
Beginning of period	4,181,831	5,156,473

End of period	$3,769,505	$4,181,831

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2023		For the years ended June 30,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.56		$8.09	$10.28	$10.40	$10.39	$10.24

Income from investment operations:
Net investment income	0.16		0.33	0.29	0.34	0.52	0.51
Net gains/(losses) on investments (b)	(0.03)		(0.53)	(2.19)	(0.06)	0.01	0.15

Total from investment operations	0.13		(0.20)	(1.90)	0.28	0.53	0.66
Less distributions:
Distributions from net investment income	(0.16)		(0.33)	(0.29)	(0.34)	(0.52)	(0.51)
Distributions from capital gains	0.00		0.00	0.00	(0.06)	0.00	0.00

Total distributions	(0.16)		(0.33)	(0.29)	(0.40)	(0.52)	(0.51)

Net asset value, end of period	$7.53		$7.56	$8.09	$10.28	$10.40	$10.39

Total return	1.87%	(c)	(2.38)%	(18.86)%	2.72%	5.20%	6.64%
Net assets, end of period (in thousands)	$3,770		$4,182	$5,156	$14,596	$13,722	$12,239
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.33%	(d)	1.37%	1.00%	0.96%	1.02%	1.00%
Ratio of net investment income to average net assets	4.46%	(d)	4.31%	2.89%	3.30%	4.62%	4.99%
Portfolio turnover	4.74%	(c)	0.00%	8.39%	33.27%	16.28%	3.58%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund's statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of each of the eight state tax-free Funds is to invest exclusively in municipal securities issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively. Normally, each Fund’s assets will be invested so that (1) at least 80% of the income earned on the investments will be exempt from Federal and state income taxes or (2) at least 80% of the Fund’s net assets will be invested in securities exempt from Federal and state income taxes.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Valuation Designee to fair value the security in accordance with Board approved policies and procedures (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

1.	Organization and Significant Accounting Policies, continued

Designee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Valuation Designee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2023, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest is accrued by the Funds until the security is delivered and payment takes place. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 2023. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of December 31, 2023, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

1.	Organization and Significant Accounting Policies, continued

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Distributions are paid at the following frequencies:

Monthly:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after December 31, 2023 have been evaluated by Dupree & Company, Inc. (the “Adviser”) for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund (each a “Agreement” and collectively, the “Agreements”) the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets.

Dupree & Company, Inc., also serving as the Funds’ transfer agent (the “Transfer Agent”), may voluntarily waive investment advisory fees and transfer agent fees payable to it under the Investment Advisory Agreement and Transfer Agent Agreement with each Fund, and assume and pay other operating expenses. Dupree & Company, Inc. will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the six months ended December 31, 2023, fees voluntarily waived by the Adviser and Transfer Agent were as follows:

	Fees waived by Adviser	Fees waived by Transfer Agent
Alabama Tax-Free Income Series	$21,188	$-0-
Kentucky Tax-Free Income Series	-0-	-0-
Kentucky Tax-Free Short-to-Medium Series	18,329	-0-
Mississippi Tax-Free Income Series	11,895	-0-
North Carolina Tax-Free Income Series	36,336	-0-
North Carolina Tax-Free Short-to-Medium Series	13,297	-0-
Tennessee Tax-Free Income Series	31,720	-0-
Tennessee Tax-Free Short-to-Medium Series	8,707	1,263
Intermediate Government Bond Series	9,592	131
Taxable Municipal Bond Series	9,876	2,415

In addition, each Fund has entered into a Transfer Agent and Dividend Disbursing Agent Services Agreement with the Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the six months ended December 31, 2023, each member of the Board of Trustees that is not an “interested person” as defined in the 1940 Act (each, an “Independent Trustee”) received a fee of $20,000. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2023, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls/Maturities
Alabama Tax-Free Income Series	$779,515	$2,211,754
Kentucky Tax-Free Income Series	34,620,386	73,731,081
Kentucky Tax-Free Short-to-Medium Series	4,678,877	8,343,169
Mississippi Tax-Free Income Series	2,385,850	1,390,111
North Carolina Tax-Free Income Series	5,010,007	8,505,865
North Carolina Tax-Free Short-to-Medium Series	-0-	1,321,474
Tennessee Tax-Free Income Series	4,665,471	12,671,704
Tennessee Tax-Free Short-to-Medium Series	394,788	792,926
Intermediate Government Bond Series	1,750,000	1,749,260
Taxable Municipal Bond Series	175,000	525,601

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

4.	Capital Shares

As of December 31, 2023 and June 30, 2023, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six months Ended December 31, 2023		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	27,792	$312,823	106,654	$1,225,096
Shares reinvested	10,589	119,071	22,847	258,934
Shares redeemed	(166,043)	(1,859,159)	(445,957)	(5,076,770)
Net decrease	(127,662)	$(1,427,265)	(316,456)	$(3,592,740)

KENTUCKY TAX-FREE INCOME SERIES	Six months Ended December 31, 2023		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,618,832	$18,522,724	18,007,811	$129,297,152
Shares reinvested	813,634	5,751,455	1,617,641	11,505,083
Shares redeemed	(9,402,645)	(66,234,255)	(27,747,572)	(199,804,968)
Net decrease	(5,970,179)	$(41,960,076)	(8,122,120)	$(59,002,733)

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2023		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	91,055	$462,706	817,153	$4,183,398
Shares reinvested	39,176	198,862	71,661	365,372
Shares redeemed	(879,705)	(4,479,034)	(1,988,780)	(10,130,471)
Net decrease	(749,474)	$(3,817,466)	(1,099,966)	$(5,581,701)

MISSISSIPPI TAX-FREE INCOME SERIES	Six months Ended December 31, 2023		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	127,710	$1,400,283	136,276	$1,530,717
Shares reinvested	4,301	47,182	7,925	87,317
Shares redeemed	(55,562)	(616,499)	(278,020)	(3,022,687)
Net increase/(decrease)	76,449	$830,966	(133,819)	$(1,404,653)

NORTH CAROLINA TAX-FREE INCOME SERIES	Six months Ended December 31, 2023		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	743,809	$7,822,803	1,835,705	$19,595,273
Shares reinvested	101,933	1,074,757	194,022	2,052,709
Shares redeemed	(1,254,743)	(13,191,448)	(3,325,750)	(35,265,478)
Net decrease	(409,001)	$(4,293,888)	(1,296,023)	$(13,617,496)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2023		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	14,999	$153,556	111,610	$1,147,583
Shares reinvested	7,171	73,838	14,912	154,847
Shares redeemed	(177,828)	(1,824,333)	(334,342)	(3,462,920)
Net decrease	(155,658)	$(1,596,939)	(207,820)	$(2,160,490)

TENNESSEE TAX-FREE INCOME SERIES	Six months Ended December 31, 2023		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	91,470	$948,323	348,732	$3,678,503
Shares reinvested	47,749	496,197	99,631	1,045,157
Shares redeemed	(891,153)	(9,140,314)	(1,355,694)	(14,186,179)
Net decrease	(751,934)	$(7,695,794)	(907,331)	$(9,462,519)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2023		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,696	$17,260	37,305	$383,476
Shares reinvested	2,518	25,657	5,342	54,798
Shares redeemed	(46,216)	(468,372)	(116,967)	(1,196,805)
Net decrease	(42,002)	$(425,455)	(74,320)	$(758,531)

INTERMEDIATE GOVERNMENT BOND SERIES	Six months Ended December 31, 2023		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	45,664	$424,975	83,360	$777,071
Shares reinvested	13,640	127,169	24,945	233,525
Shares redeemed	(89,706)	(834,443)	(182,638)	(1,707,807)
Net decrease	(30,402)	$(282,299)	(74,333)	$(697,211)

TAXABLE MUNICIPAL BOND SERIES	Six months Ended December 31, 2023		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	42,314	$301,299	4,302	$32,671
Shares reinvested	8,063	58,728	17,813	134,751
Shares redeemed	(102,774)	(743,517)	(106,694)	(811,770)
Net decrease	(52,397)	$(383,490)	(84,579)	$(644,348)

5.	Principal Risks

State-Specific Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series,

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

5.	Principal Risks, continued

Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their respective states’ municipal securities than a fund that is not geographically concentrated in these issuers to the same extent.

Municipal Securities Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities. Therefore, the investment performance of a Fund investing in municipal securities may be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less liquid than many other securities markets. This is primarily the result of lower capital commitments to the asset class by the dealer community. This may adversely affect a Fund’s ability to sell or value municipal securities it holds. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Market and Geopolitical Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities. Therefore, the investment performance of a Fund investing in municipal securities may be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less liquid than many other securities markets. This is primarily the result of lower capital commitments to the asset class by the dealer community. This may adversely affect a Fund’s ability to sell or value municipal securities it holds. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, terrorism and war (including Russia’s ongoing invasion of Ukraine), governmental actions, and other conditions. As a result, the market value of municipal securities held by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the NAV of a Fund’s shares will fluctuate.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

5.	Principal Risks, continued

Taxability Risk

The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Taxable Municipal Bond Series, only)

These Funds are non-diversified, and may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Funds’ performance and share price.

Risks Associated with Health Crises

Health crises, such as the coronavirus (“COVID 19”) pandemic, can significantly stress the financial resources of municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Funds. Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting the pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of a pandemic, as well as actions that could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state.

Issuer Cybersecurity Risk

Municipalities issuing securities in which the Funds invest, counterparties with which the Funds engage or transact, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses of other malicious software code; ransomware; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

Interest Rate Risk

Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect a Fund’s share price and total return to fluctuate.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

6.	Federal Income Taxes

At December 31, 2023, the Funds’ cost of investments for federal income tax purposes and the net unrealized appreciation/(depreciation) of investments were as follows:

	Cost	Appreciation	Depreciation	Net unrealized appreciation/ (depreciation)
Alabama Tax-Free Income Series	$20,739,685	$188,749	$(667,176)	$(478,427)
Kentucky Tax-Free Income Series	773,977,541	9,063,870	(20,951,006)	(11,887,136)
Kentucky Tax-Free Short-to-Medium Series	32,716,141	205,028	(353,116)	(148,088)
Mississippi Tax-Free Income Series	9,240,125	136,476	(49,092)	87,384
North Carolina Tax-Free Income Series	118,199,023	704,328	(2,543,183)	(1,838,855)
North Carolina Tax-Free Short-to-Medium Series	9,482,578	27,170	(27,731)	(561)
Tennessee Tax-Free Income Series	54,848,326	305,152	(419,082)	(113,930)
Tennessee Tax-Free Short-to-Medium Series	3,152,468	6,328	(10,182)	(3,854)
Intermediate Government Bond Series	9,635,557	11,293	(256,982)	(245,689)
Taxable Municipal Bond Series	3,804,694	60,290	(271,542)	(211,252)

At June 30, 2023, the Funds’ non-expiring capital loss carry-forwards available to offset future capital gains, were as follows:

	Short-term	Long-term	Total
Alabama Tax-Free Income Series	$—	$308,355	$308,355
Kentucky Tax-Free Income Series	1,395,027	8,276,664	9,671,691
Kentucky Tax-Free Short-to-Medium Series	84,910	131,616	216,526
Mississippi Tax-Free Income Series	123,423	311,047	434,470
North Carolina Tax-Free Income Series	1,277,364	2,094,008	3,371,372
North Carolina Tax-Free Short-to-Medium Series	54,833	109.366	164,199
Tennessee Tax-Free Income Series	174,082	742,186	916,268
Tennessee Tax-Free Short-to-Medium Series	2,170	269,388	271,558
Intermediate Government Bond Series	51,791	33,833	85,624
Taxable Municipal Bond Series	174,265	1,509,330	1,683,595

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the six months ended December 31, 2023, the Funds did not have any reclassification of net assets.

The tax character of distributions paid for the six months ended December 31, 2023 and the year ended June 30, 2023 were as follows:

	Six months ended December 31, 2023			Year ended June 30, 2023
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$272,808	$—	$—	$581,380	$—	$13,595
Kentucky Tax-Free Income Series	10,494,728	—	—	21,219,726	—	—
Kentucky Tax-Free Short-to-Medium Series	349,342	—	—	715,912	—	—
Mississippi Tax-Free Income Series	118,165	—	—	210,947	—	1,326
North Carolina Tax-Free Income Series	1,457,045	—	—	2,943,057	—	—
North Carolina Tax-Free Short-to-Medium Series	99,779	—	—	211,629	—	—
Tennessee Tax-Free Income Series	773,020	—	—	1,659,907	—	—
Tennessee Tax-Free Short-to-Medium Series	30,649	—	—	66,688	—	—
Intermediate Government Bond Series	—	154,702	—	—	289,411	—
Taxable Municipal Bond Series	—	88,215	—	—	192,498	—

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

6.	Federal Income Taxes, continued

At June 30, 2023, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$77,328	$—	$(950,688)
Kentucky Tax-Free Income	—	2,414,558	—	(27,153,202)
Kentucky Tax-Free Short-to-Medium	—	24,566	—	(628,374)
Mississippi Tax-Free Income	—	29,498	—	(114,751)
North Carolina Tax-Free Income	—	202,953	—	(5,235,252)
North Carolina Tax-Free Short-to-Medium	—	4,392	—	(122,955)
Tennessee Tax-Free Income	—	118,906	—	(1,412,755)
Tennessee Tax-Free Short-to-Medium	—	856	—	(36,671)
Intermediate Government Bond	4,826	—	—	(371,976)
Taxable Municipal Bond Series	4,518	—	—	(396,651)

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Losses
Alabama Tax-Free Income	$(308,355)	$(77,328)	$(1,259,043)
Kentucky Tax-Free Income	(9,671,691)	(2,414,558)	(36,824,893)
Kentucky Tax-Free Short-to-Medium	(216,526)	(24,566)	(844,900)
Mississippi Tax-Free Income	(434,470)	(29,432)	(549,155)
North Carolina Tax-Free Income	(3,371,372)	(202,953)	(8,606,624)
North Carolina Tax-Free Short-to-Medium	(164,199)	(4,392)	(287,154)
Tennessee Tax-Free Income	(916,268)	(142,103)	(2,352,220)
Tennessee Tax-Free Short-to-Medium	(271,558)	(856)	(308,229)
Intermediate Government Bond	(85,624)	(4,826)	(457,600)
Taxable Municipal Bond Series	(1,683,593)	(4,518)	(2,080,244)

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, U.S. Bank, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted, unsecured line of credit. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The current agreement expires on September 18, 2024, and may be renewed annually. Interest is payable based on the published prime rate of the bank.

At December 31, 2023, the Funds had an aggregate unused line of credit amount of $25,000,000. During the six months ended December 31, 2023, the average interest rate on borrowings was 8.50% and the largest borrowing amount, the date of the largest borrowing, and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	$89,000	11/20/2023	$1,967
Kentucky Tax Free Income Series	4,031,000	12/06/2023	31,266
Kentucky Tax-Free Short-to-Medium Series	293,000	12/28/2023	2,957
Mississippi Tax-Free Income Series	143,000	08/02/2023	777.17
North Carolina Tax-Free Income Series	958,000	11/29/2023	14,576
North Carolina Tax-Free Short-to-Medium Series	195,000	10/24/2023	1,679

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

7.	Line of Credit Agreement and Custodian Agreement, continued

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Tennessee Tax-Free Income Series	$-0-	-0-	$-0-
Tennessee Short-to-Medium Tax-Free Series	38,000	10/10/2023	207
Intermediate Government Bond Series	71,000	11/22/2023	1,576
Taxable Municipal Bond Series	19,000	12/06/2023	109

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s custody fees. During the six months ended December 31, 2023, these credits reduced each Fund’s expenses by the amount shown on each Statement of Operations as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2023

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Independent Trustees:
James C. Baughman, Jr. 125 South Mill Street Lexington, KY 40507 (1962)	Trustee, Chair of Nominating and Governance Committee	Indefinite Term/ Since October 2007	President, CJN Advisors, LLC (2013 – present; business consulting); President, H&S1 KY Lexington, LLC (2017 – present; health and wellness); President, Blue Horse Entries, LLC (2014 – 2021; online business support services for equestrian events)	10	Advisory Board, Community Trust Bank
Ann Rosenstein Giles 125 South Mill Street Lexington, KY 40507 (1952)	Trustee, Chair of Valuation Committee	Indefinite Term/ Since October 2011	AJ Marketing Partners (a strategic marketing consultant; 2012 – present)	10	N/A
Marc A. Mathews, 125 South Mill Street Lexington, KY 40507 (1958)	Chairman, Trustee, Chair of Audit Committee	Indefinite Term/ Since October 2011	Realtor, Bluegrass Sotheby’s International Realty (2021 – present); Consultant, National Association of College and University Business Officers (organization for higher education business professionals 2021 – present); Vice President for Finance and Business, Transylvania University (2009 – 2021)	10	Director, Bank of the Bluegrass (2011 – 2022)
Knox van Nagell Pfister 125 South Mill Street Lexington, KY 40507 (1978)	Trustee	Indefinite Term/ Since August 2019	Managing Member of Knox Consulting LLC (October 2020 – present), (project management, advocacy, and organization-optimization services); Owner, Co-Founder of Terra Firma Construction, LLC (August 2021 – present); General Counsel, Mt. Brilliant Farm and Boone Creek LLC (2017 – 2020)	10	N/A
Interested Trustees and Officers of the Trust:
Allen E. Grimes, III (1) 125 South Mill Street Lexington, KY 40507 (1962)	President, Interested Trustee	Annual Term/ President, May 2018 – present; Executive Vice President, October 2005 – May 2018; Indefinite Term/ Trustee since 2019	President, Dupree & Company, Inc. (2004 – present)	10	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 (1961)	Vice President, Treasurer	Annual Term/ Vice President & Treasurer, (October 2022 – present); Vice President, Secretary & Treasurer, October 1999 – October 2022	Vice President, Secretary, Treasurer of Dupree & Company, Inc. (1999 – present)	N/A	N/A

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2023

Trustee and officer information, continued

Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Huston B. Combs 125 South Mill Street Lexington, KY 40507 (1976)	Vice President & Secretary	Annual Term/ Vice President & Secretary (October 2022 – present);Vice President (May 2018 – October 2022)	Attorney/Registered Representative Dupree & Company, Inc. (2017 – present)	N/A	N/A
Vincent Harrison 125 South Mill Street Lexington, KY 40507 (1971)	Assistant Secretary & Assistant Treasurer	Annual Term/ October 2015 – present	Vice President of Dupree & Company, Inc. (2016 – present)	N/A	N/A
Martin Dean Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 (1963)	Chief Compliance Officer	Annual Term/ August 2017 – present	President, Northern Lights Compliance Services, LLC (February 2023 – present); Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016 – January 2023)	N/A	N/A

(1)	Allen E. Grimes, III is considered to be an “interested person” as defined in section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

As of December 31, 2023, none of the Independent Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2023, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov. For the six months ended December 31, 2023, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period.

The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

Renewal of Advisory Agreements:

At a meeting of the Board held on October 24, 2023, and October 26, 2023, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Adviser and the Trust with respect to each of the Series. In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to each Fund and its respective Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions

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OTHER UNAUDITED INFORMATION

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Renewal of Advisory Agreements, continued

were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the Adviser’s experience and the capabilities of its personnel, its compliance program and its business continuity and disaster recovery plans. The Board noted that the Trust has delegated certain compliance program responsibilities to the Adviser, including liquidity analysis and reporting, valuation of the Series’ portfolio securities, and administration of the Trust’s anti-money laundering program. After further discussion and considering the personnel involved in servicing each of the Series, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Performance. The Board reviewed the performance of each Fund for the last 10 years, comparing the performance of each Fund to various indices, peer groups and Morningstar categories. The Trustees discussed the methodology used to select the peer groups, noting there were no material changes in the peer groups, which were the same peer groups used last year, with the exception of the peer group for the Taxable Municipal Bond Series. The peer group for the Taxable Municipal Bond Series is completely new and was created by FUSE, an independent, third-party data analytics firm. The Trustees considered the Adviser’s representation that it is difficult to construct peer groups for the Short-to-Medium Series due to the lack of comparable funds in the respective states. As a result, all short term, single-state municipal bond funds in the Morningstar category were used to construct the peer groups for those Series. Consequently, the Short-to-Medium Series tend to perform differently from the indexes and peer groups due to differences in credit quality and duration. The Trustees further observed that the benchmarks do not reflect fund fees and expenses.

The Board reviewed performance for each of the Series over the 1-year, 5-year and 10-year periods, relative to applicable benchmarks, peer groups and Morningstar categories. The Trustees noted that the Kentucky Tax-Free Income Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, Intermediate Government Bond Series and Taxable Municipal Bond Series outperformed the applicable peer groups for the most recent 1-year period, and also generally outperformed their peer groups and Morningstar categories for the 5-year and 10-year periods. The Board observed that while the Alabama Tax- Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series underperformed the applicable benchmarks, peer groups and Morningstar categories for the most recent 1-year period, they generally outperformed or performed in line with their peer groups and Morningstar categories for the 5-year and 10-year periods. The Series generally slightly underperformed the applicable benchmarks for the 5-year and 10-year periods due to the fact that the indices do not reflect fund fees or expenses. However, the Trustees noted that the Intermediate

Government Bond Series outperformed its benchmark for all periods. The Board concluded that Fund performance was satisfactory.

Fees and Expenses. The Board reviewed the range of advisory fees paid by each Series to the Adviser and the total operating expenses of each Series compared to the average investment advisory fees assessed each Serie’s peer group and the appropriate Morningstar category averages. The Board noted that the advisory fees for the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the peer group average and the Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the Morningstar category averages. The Board also noted that the advisory fee for the other Series were higher than the peer groups and Morningstar category averages but were within the range of fees charged by funds in the peer groups and Morningstar categories. The Trustees noted that the higher fees were due to the smaller size of the Series as compared to the size of the funds comprising the peer groups and Morningstar categories. Turning to total operating expenses, the Board observed that the average expense ratio for all the Series, after voluntary fee waivers and reimbursements, were equal to or lower than the average expense ratios of the peer groups and Morningstar categories, with the exception of the Tennessee Tax-Free Income Series whose average expense ratio is higher than the peer group average and the Taxable Municipal Bond Series whose average expense ratio is higher than the Morningstar category average. The Trustees noted that the Adviser voluntarily waives fees and reimburses expenses to the extent necessary to keep total Fund operating expenses at or below 0.70% and that the voluntary fee waivers and expenses reimbursements would remain in place for an additional one-year period. Finally, Trustees reviewed the advisory fee breakpoints currently in place for all the Series. After considering the comparative data as described above, the Board concluded that the advisory fees and expense ratios were reasonable.

Economies of Scale and Profitability. The Board reviewed the Adviser’s unaudited income and expense statement for the 12-months ending June 30, 2023, and a Statement of Income and Expenses for the six-months ending June 30, 2023. The Board also reviewed

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2023

Renewal of Advisory Agreements, continued

the net profit margins realized by Dupree on each Series. The Board considered the allocation of revenues and expenses, specifically noting that 100% of marketing expenses are allocated to the Adviser. The Board also considered the methodology used by the Adviser in determining profitability, noting that it was the same methodology as used in previous years. After considering data as described above, the Board concluded that the services provided and the profits to be realized by Dupree were reasonable.

The Board discussed the transfer agency fees earned by the Adviser for services provided to the Funds pursuant to the Transfer Agent and Dividend Disbursing Agent Services Agreement. The Board considered the benefit shareholders receive from a “captive” transfer agent and the Adviser’s assertion that the transfer agency fees earned by the Adviser reflect its service to the Series’ direct shareholders and the coordination of trading and settlement issues for all shareholders. The Board also noted that unlike many other service providers, the Adviser does not charge separately for fund accounting and fund administration services. Rather, such services are included in the investment advisory fee. The Trustees discussed the level and quality of services provided to shareholders by the Adviser. The Trustees reviewed transfer agency, fund administration and fund accounting fees (“Administrative Fees”) paid by a peer group of funds and compared those fees to the fees paid by the Trust. The Trustees noted the difficulty of comparing Administrative Fees due to different methods used to calculate and assess fees and the size of companies providing the services. The Trustees also discussed the net profit margins realized by the Adviser on each Series under the Transfer Agent and Dividend Disbursing Agent Services Agreement. After considering data described above, the Board concluded that the transfer agency fees paid to Dupree were reasonable.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board determined that the Advisory Agreements were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Series and the benefits received by the Adviser, and that renewal of the Advisory Agreements would be in the best interests of the Series.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2023

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs including investment advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Actual line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Six Months Ended December 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2023	Beginning Account Value July 1, 2023*	Ending Account Value December 31, 2023**	Expenses Paid During the Six Months Ended December 31, 2023
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$1,017.39	$3.59
Hypothetical	.70	1,000.00	1,025.21	3.60
Kentucky Tax-Free Income Series
Actual	.62	1,000.00	1,016.18	3.14
Hypothetical	.62	1,000.00	1,025.21	3.15
Kentucky Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,010.94	3.57
Hypothetical	.70	1,000.00	1,025.21	3.60
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	1,006.53	3.55
Hypothetical	.70	1,000.00	1,025.21	3.60
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	1,014.37	3.59
Hypothetical	.70	1,000.00	1,025.21	3.60
North Carolina Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,010.18	3.58
Hypothetical	.70	1,000.00	1,025.21	3.60
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,014.32	3.58
Hypothetical	.70	1,000.00	1,025.21	3.60
Tennessee Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,009.98	3.56
Hypothetical	.70	1,000.00	1,025.21	3.60

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2023

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized December 31, 2023	Beginning Account Value July 1, 2023*	Ending Account Value December 31, 2023**	Expenses Paid During the Six Months Ended December 31, 2023
Intermediate Government Bond Series
Actual	.70%	$1,000.00	$1014.67	$3.57
Hypothetical	.70	1,000.00	1,025.21	3.60
Taxable Municipal Bond Series
Actual	.70	1,000.00	1,009.43	3.57
Hypothetical	.70	1,000.00	1,025.21	3.60

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Item 2. Not applicable.

Item 3. Not applicable.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6.

(a)	Included as part of Item 1.
(b)	Not applicable.

Item 7. Not applicable.

Item 8. Not applicable.

Item 9. Not applicable.

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees’ nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)

(1)	Not applicable.
(2)	Certifications
(3)	Not applicable.
(4)	Not applicable.
(b)	Certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Treasurer

Date: February 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III,
President

Date: February 29, 2024

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Treasurer

Date: February 29, 2024